UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund:    BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
0.35%, 10/03/13	$1,115	$1,115,302
1.38%, 2/10/14	1,000	1,006,539
Federal Farm Credit Bank Discount Notes: (a)
0.09%, 9/11/13	7,000	6,999,283
0.09%, 9/18/13	10,000	9,998,800
0.13%, 1/06/14	3,000	2,998,288
0.09%, 1/27/14	10,000	9,995,525
Federal Farm Credit Bank Variable Rate Notes: (b)
0.16%, 9/16/13	5,000	5,000,328
0.12%, 11/08/13	4,000	3,999,892
0.29%, 11/27/13	3,000	3,000,000
0.15%, 3/07/14	5,000	4,999,724
0.16%, 5/09/14	2,000	1,999,772
0.17%, 8/15/14	1,000	1,000,324
0.22%, 2/13/15	2,400	2,402,264
Federal Home Loan Bank Bonds:
0.14%, 8/28/13	2,500	2,499,958
0.10%, 10/30/13	3,200	3,199,906
0.18%, 3/05/14	1,500	1,499,844
0.18%, 3/06/14	2,000	1,999,909
0.13%, 3/19/14	3,000	2,999,396
0.17%, 4/29/14	2,000	2,000,264
0.18%, 7/18/14	3,000	2,999,683
Federal Home Loan Bank Discount Notes: (a)
0.08%, 10/04/13	2,600	2,599,630
0.10%, 10/21/13	9,000	8,997,975
0.10%, 10/30/13	3,000	2,999,250
0.12%, 4/29/14	1,200	1,198,916
0.12%, 4/30/14	1,700	1,698,459
Federal Home Loan Bank Variable Rate Notes: (b)
0.11%, 8/08/13	12,500	12,500,000
0.08%, 1/27/14	4,000	3,998,383
0.14%, 2/28/14	5,000	4,999,572
0.17%, 3/06/14	5,000	4,999,709

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (concluded)
0.14%, 6/06/14	$5,000	$5,000,000
0.16%, 6/26/14	1,500	1,500,040
0.15%, 7/02/14	2,000	1,999,440
0.14%, 12/19/14	2,500	2,499,650
0.18%, 7/16/15	3,000	3,000,000
Tennessee Valley Authority Discount Notes: (a)
0.03%, 8/01/13	1,000	1,000,000
0.06%, 8/08/13	33,236	33,235,612
0.07%, 8/15/13	4,688	4,687,872
0.06%, 9/05/13	14,000	13,999,251
Total U.S. Government Sponsored Agency Obligations — 77.5%		182,628,760

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.01%, 8/01/13	17,206	17,206,000
0.03%, 8/01/13	1,239	1,239,000
0.12%, 8/15/13	6,179	6,178,712
0.02%, 8/22/13	4,717	4,716,959
0.05%, 8/22/13	12,067	12,066,683
0.03%, 8/29/13	2,000	1,999,953
0.04%, 8/29/13	13,000	12,999,570
U.S. Treasury Notes:
0.50%, 11/15/13	2,600	2,602,279
1.00%, 1/15/14	3,000	3,010,962
1.25%, 2/15/14	5,000	5,031,076
0.25%, 4/30/14	774	774,778
Total U.S. Treasury Obligations — 28.8%		67,825,972
Total Investments (Cost $250,454,732*) — 106.3%		250,454,732
Liabilities in Excess of Other Assets — (6.3)%		(14,839,435)

Net Assets — 100.0%		$235,615,297

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority	PSF-GTD	Permanent School Fund Guaranteed	SPEARS	Short Puttable Exempt Adjustable Receipts
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
BAN	Bond Anticipation Notes	ISD	Independent School District	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
CalPERS	California Public Employees’ Retirement System	LOC	Letter of Credit	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
CalSTRS	California State Teachers’ Retirement System	MB	Municipal Bonds	RIB	Residual Interest Bond	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bonds	SBPA	Stand-by Bond Purchase Agreement

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	1

Schedule of Investments (concluded)	Federal Trust Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$250,454,732	—	$250,454,732

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $1,076 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.16%, 10/25/13	$150,000	$149,943,333
0.09%, 11/18/13	100,000	99,972,750
0.12%, 1/02/14	24,208	24,195,573
0.11%, 1/27/14	110,000	109,939,836
0.12%, 1/27/14	12,410	12,402,904
0.16%, 1/27/14	20,700	20,684,047
Fannie Mae Variable Rate Notes: (b)
0.17%, 11/08/13	128,500	128,489,437
0.16%, 2/27/15	97,500	97,461,378
0.16%, 8/05/15	89,000	88,963,821
Federal Farm Credit Bank Discount Notes, 0.13%, 1/06/14 (a)	30,000	29,982,883
Federal Farm Credit Bank Variable Rate Notes: (b)
0.29%, 11/27/13	52,000	52,000,000
0.12%, 1/21/14	87,000	86,985,569
0.15%, 3/07/14	200,000	199,988,969
0.15%, 5/05/14	50,000	49,992,197
0.16%, 5/09/14	148,000	147,983,112
0.22%, 9/29/14	61,875	61,902,276
Federal Home Loan Bank Bonds:
0.24%, 8/09/13	25,500	25,500,323
0.23%, 8/28/13	23,910	23,909,947
0.50%, 8/28/13	21,750	21,754,708
0.14%, 9/05/13	40,000	39,999,869
0.10%, 10/30/13	156,700	156,695,379
0.10%, 11/08/13	87,500	87,497,072
0.17%, 12/24/13	95,500	95,491,394
0.18%, 1/02/14	90,000	89,995,226
0.12%, 1/30/14	42,750	42,747,369
0.20%, 2/28/14	60,000	60,000,000
0.18%, 3/05/14	68,000	67,992,922
0.18%, 3/06/14	71,000	70,996,752
0.13%, 3/19/14	100,000	99,979,913
0.13%, 4/11/14	65,000	64,982,127
0.17%, 4/29/14	5,500	5,500,726
0.18%, 7/18/14	83,000	82,991,220
Federal Home Loan Bank Discount Notes: (a)
0.07%, 10/09/13	248,000	247,964,825
0.10%, 10/21/13	181,000	180,959,275
0.10%, 10/23/13	68,000	67,985,106
0.10%, 10/25/13	23,000	22,994,841
0.10%, 10/30/13	85,000	84,978,750
0.11%, 11/08/13	105,100	105,068,207
0.12%, 1/02/14	113,417	113,358,779
0.13%, 1/02/14	100,000	99,946,528
0.12%, 4/29/14	88,200	88,120,326
0.12%, 4/30/14	84,200	84,123,659
Federal Home Loan Bank Variable Rate Notes: (b)
0.08%, 1/27/14	83,000	82,966,455
0.15%, 2/25/14	50,000	49,991,359
0.14%, 2/28/14	167,000	166,985,712
0.15%, 2/28/14	31,000	30,997,353
0.17%, 3/06/14	180,000	179,989,518
0.14%, 5/09/14	126,000	125,997,428
0.14%, 6/06/14	300,000	300,000,000
0.16%, 6/17/14	100,000	99,982,129
0.16%, 6/26/14	163,500	163,504,400
0.15%, 7/02/14	98,000	97,972,542
0.14%, 12/19/14	34,100	34,095,227
0.18%, 7/16/15	122,000	122,000,000
Freddie Mac Bonds, 0.38%, 10/30/13	25,000	25,013,927

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes: (a)
0.11%, 10/15/13	$114,858	$114,832,303
0.12%, 1/06/14	7,628	7,623,983
0.11%, 1/21/14	266,000	265,859,390
0.16%, 1/21/14	5,000	4,996,276
0.11%, 1/23/14	115,000	114,938,507
0.12%, 1/23/14	11,000	10,993,851
0.16%, 1/23/14	7,600	7,594,274
0.16%, 1/27/14	11,000	10,991,522
0.11%, 1/28/14	180,000	179,901,000
0.18%, 2/24/14	44,000	43,954,460
0.12%, 3/12/14	43,000	42,968,037
0.13%, 4/21/14	25,000	24,976,257
Freddie Mac Variable Rate Notes: (b)
0.32%, 9/03/13	214,000	214,006,173
0.13%, 9/13/13	130,000	129,990,717
0.17%, 11/04/13	9,000	8,999,902
Total U.S. Government Sponsored Agency Obligations — 45.8%		6,154,546,030

U.S. Treasury Obligations
U.S. Treasury Bills, 0.20%, 8/22/13 (a)	66,000	65,992,493
U.S. Treasury Notes:
0.50%, 11/15/13	80,900	80,972,230
0.75%, 12/15/13	90,000	90,179,370
0.25%, 1/31/14	150,250	150,298,680
1.25%, 2/15/14	52,000	52,301,026
0.25%, 2/28/14	164,700	164,774,136
0.25%, 4/30/14	113,500	113,574,235
Total U.S. Treasury Obligations — 5.3%		718,092,170

Repurchase Agreements
Barclays Capital, Inc., 0.02%, 8/02/13 (Purchased on 7/26/13 to be repurchased at $100,000,389, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 5.98% due from 9/26/13 to 4/01/56, aggregate par and fair value of $126,653,400 and $102,000,020, respectively)	100,000	100,000,000
Barclays Capital, Inc., 0.07%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $250,000,486, collateralized by U.S. Treasury Notes, 0.25% due at 5/31/15, aggregate par and fair value of $255,062,200 and $255,000,135, respectively)	250,000	250,000,000
Total Value of Barclays Capital, Inc. (collateral value of $357,000,155)		350,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	3

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.04%, 8/01/13 (Purchased on 7/25/13 to be repurchased at $220,001,711, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 12/01/21 to 7/01/43, aggregate par and fair value of $429,201,226 and $225,911,357, respectively)	$220,000	$220,000,000
Citigroup Global Markets, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $250,000,417, collateralized by U.S. Treasury Notes, 0.63% to 0.75% due from 11/30/17 to 2/28/18, aggregate par and fair value of $260,584,300 and $255,000,011, respectively)	250,000	250,000,000
Citigroup Global Markets, Inc., 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $462,001,155, collateralized by various U.S. government sponsored agency obligations, 2.45% to 5.00% due from 11/01/20 to 7/01/43, aggregate par and fair value of $694,263,585 and $474,569,551, respectively)	462,000	462,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $955,480,919)		932,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 9/12/13 (Purchased on 6/12/13 to be repurchased at $88,089,956, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.50% due from 2/01/17 to 5/01/40, aggregate par and fair value of $6,736,920,597 and $97,680,001, respectively)	88,000	88,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 9/18/13 (Purchased on 6/19/13 to be repurchased at $25,025,278, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.00% due from 2/01/23 to 1/15/43, aggregate par and fair value of $1,014,961,427 and $27,752,690, respectively)	25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.05%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $10,000,014, collateralized by U.S. Treasury Note, 1.75% due at 1/31/14, par and fair value of $10,120,000 and $10,204,198, respectively)	10,000	10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $135,636,889)		123,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/07/13 (c) (Purchased on 6/25/13 to be repurchased at $308,955,564, collateralized by various U.S. government sponsored agency obligations, 0.00% to 120.07% due from 6/15/18 to 10/16/53, aggregate par and fair value of $3,907,110,389 and $331,209,408, respectively)	308,910	308,910,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.09%, 8/07/13 (c) (Purchased on 7/15/13 to be repurchased at $265,823,468, collateralized by various U.S. government sponsored agency obligations, 0.00% to 154.44% due from 3/25/18 to 1/25/49, aggregate par and fair value of $2,002,759,442 and $281,006,516, respectively)	$265,765	$265,765,000
Deutsche Bank Securities, Inc., 0.08%, 8/07/13 (c) (Purchased on 7/16/13 to be repurchased at $265,053,589, collateralized by various U.S. government sponsored agency obligations, 0.00% to 23.49% due from 8/15/27 to 7/01/43, aggregate par and fair value of $755,802,777 and $278,254,487, respectively)	265,000	265,000,000
Deutsche Bank Securities, Inc., 0.10%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $1,240,003,444, collateralized by various U.S. government sponsored agency obligations, 0.00% to 32.05% due from 12/25/27 to 8/25/43, aggregate par and fair value of $4,717,525,483 and $1,300,602,176, respectively)	1,240,000	1,240,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $50,000,125, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.00% due from 10/28/13 to 6/14/28, aggregate par and fair value of $51,847,666 and $51,000,498, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.08%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $75,000,167, collateralized by U.S. Treasury Note, 0.75% due at 3/31/18, par and fair value of $78,223,400 and $76,500,060, respectively)	75,000	75,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $2,318,573,145)		2,204,675,000
Goldman Sachs & Co., 0.12%, 8/06/13 (Purchased on 7/30/13 to be repurchased at $222,745,197, collateralized by various U.S. government sponsored agency obligations, 2.00% to 7.00% due from 12/01/17 to 7/01/46, aggregate par and fair value of $533,096,101 and $229,422,200, respectively)	222,740	222,740,000
Goldman Sachs & Co., 0.05%, 8/06/13 (Purchased on 7/30/13 to be repurchased at $311,843,032, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.46% due from 6/25/27 to 5/20/43, aggregate par and fair value of $1,314,035,069 and $329,488,701, respectively)	311,840	311,840,000

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $208,000,520, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.50% due from 1/1/39 to 3/20/43, aggregate par and fair value of $608,365,488 and $213,603,197, respectively)	$208,000	$208,000,000
Goldman Sachs & Co., 0.07%, 8/07/13 (Purchased on 7/31/13 to be repurchased at $390,005,308, collateralized by various U.S. government sponsored agency obligations, 0.00% to 19.13% due from 11/25/22 to 10/15/49, aggregate par and fair value of $6,486,478,334 and $417,300,000, respectively)	390,000	390,000,000
Total Value of Goldman Sachs & Co. (collateral value of $1,189,814,098)		1,132,580,000
HSBC Securities (USA), Inc., 0.10%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $350,000,972, collateralized by various U.S. Treasury and U.S. government sponsored agency obligations, 2.50% to 6.00% due from 3/15/24 to 6/20/43, aggregate par and fair value of $465,701,485 and $357,003,479, respectively)	350,000	350,000,000
HSBC Securities (USA), Inc., 0.07%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $96,000,187, collateralized by U.S. Treasury Note, 0.38% due at 2/15/16, par and fair value of $98,000,000 and $97,923,520, respectively)	96,000	96,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $454,926,999)		446,000,000
J.P. Morgan Securities LLC, 0.15%, 8/02/13 (d) (Purchased on 5/15/13 to be repurchased at $310,102,042, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.41% due from 6/01/24 to 7/01/43, aggregate par and fair value of $4,055,007,773 and $319,301,046, respectively)	310,000	310,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $319,301,046)		310,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 8/07/13 (Purchased on 7/31/13 to be repurchased at $221,363,013, collateralized by various U.S. government sponsored agency obligations, 5.77% to 6.36% due from 5/25/39 to 9/25/42, aggregate par and fair value of $1,801,647,775 and $236,855,200, respectively)	221,360	221,360,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $296,000,658, collateralized by various U.S. government sponsored agency obligations, 4.61% to 6.51% due from 9/20/32 to 3/20/43, aggregate par and fair value of $3,154,888,905 and $316,720,000, respectively)	296,000	296,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $50,000,083, collateralized by various U.S. Treasury obligations, 0.13% to 1.00% due from 10/31/16 to 1/15/23, aggregate par and fair value of $51,906,700 and $51,000,092, respectively)	$50,000	$50,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $604,575,292)		567,360,000
Morgan Stanley & Co. LLC, 0.08%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $35,000,078, collateralized by various U.S. government sponsored agency obligations, 2.46% to 14.00% due from 8/01/14 to 7/01/43, aggregate par and fair value of $63,965,475 and $36,050,000, respectively)	35,000	35,000,000
Morgan Stanley & Co. LLC, 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $65,000,108, collateralized by U.S. Treasury Bonds, 2.75% to 7.50% due from 11/15/24 to 8/15/42, aggregate par and fair value of $55,634,000 and $66,300,025, respectively)	65,000	65,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $102,350,025)		100,000,000
PNC Bank N.A., 0.10%, 8/01/13 (e) (Purchased on 7/31/13 to be repurchased at $17,300,048, collateralized by Fannie Mae Bond, 4.00% due at 9/01/25, par and fair value of $134,445,000 and $46,477,253, respectively)	17,300	17,300,000
Total Value of PNC Bank N.A. (collateral value of $46,477,253)		17,300,000
RBS Securities, Inc., 0.05%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $250,000,347, collateralized by various U.S. Treasury obligations, 0.00% to 0.13% due from 10/24/13 to 4/15/18, aggregate par and fair value of $250,613,000 and $255,002,662, respectively)	250,000	250,000,000
RBS Securities, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $321,645,536, collateralized by U.S. Treasury Bills, 0.00% due from 11/14/13 to 5/01/14, aggregate par and fair value of $328,214,000 and $328,083,458, respectively)	321,645	321,645,000
Total Value of RBS Securities, Inc. (collateral value of $583,086,120)		571,645,000
Total Repurchase Agreements — 50.3%		6,754,560,000
Total Investments (Cost $13,627,198,200*) — 101.4%		13,627,198,200
Liabilities in Excess of Other Assets — (1.4)%		(190,311,244)

Net Assets — 100.0%		$13,436,886,956

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	5

Schedule of Investments (concluded)	FedFund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2012	Net Activity (Par)	Par at July 31, 2013	Income
PNC Bank N.A.	$15,800,000	$1,500,000	$17,300,000	$26,987

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$13,627,198,200	—	$13,627,198,200

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $70,355,551 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.2%
National Australia Bank Ltd., London, 0.29%, 10/21/13 (a)	$32,000	$32,000,000
Yankee (b) — 29.8%
Bank of Montreal, Chicago, 0.33%, 1/10/14 (a)	22,000	22,000,000
Bank of Nova Scotia, Houston:
0.32%, 10/16/13 (a)	25,000	24,999,605
0.25%, 11/26/13 (a)	30,000	30,000,000
0.32%, 1/02/14 (a)	25,000	25,000,000
BNP Paribas S.A., New York:
0.42%, 9/05/13 (a)	35,000	35,000,000
0.39%, 11/15/13	13,000	13,000,000
Canadian Imperial Bank of Commerce, New York:
0.31%, 9/25/13 (a)	30,000	30,000,000
0.29%, 1/08/14 (a)	38,000	38,000,000
0.33%, 1/17/14 (a)	27,500	27,500,000
0.28%, 2/04/14 (a)	25,000	25,000,000
Credit Industriel Et Commercial, New York:
0.24%, 9/03/13	24,000	24,000,000
0.24%, 9/04/13	22,000	22,000,000
Credit Suisse Group A.G., New York, 0.28%, 9/13/13	75,000	75,000,000
Deutsche Bank A.G., New York, 0.24%, 8/29/13 (a)	25,000	25,000,000
Mizuho Corporate Bank Ltd., New York, 0.23%, 8/16/13	50,000	50,000,000
Norinchukin Bank, New York, 0.12%, 8/05/13	50,000	50,000,000
Rabobank Nederland N.V., New York:
0.38%, 10/29/13 (a)	500	500,000
0.41%, 1/08/14	34,000	34,000,000
0.39%, 1/17/14	35,000	35,000,000
0.28%, 4/22/14 (a)	15,500	15,500,000
Societe Generale, New York:
0.30%, 9/03/13	61,500	61,500,000
0.29%, 10/31/13	19,000	19,000,000
Sumitomo Mitsui Banking Corp., New York, 0.17%, 8/22/13	50,000	50,000,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.24%, 8/05/13	50,000	50,000,000
Toronto Dominion Bank, New York:
0.23%, 11/06/13	25,000	25,002,017
0.26%, 1/06/14	15,000	15,000,000
0.26%, 7/24/14 (a)	17,000	17,000,000
Total Certificates of Deposit — 31.0%		871,001,622

Commercial Paper
Antalis US Funding Corp., 0.35%, 8/05/13 (c)	9,300	9,299,638
ANZ New Zealand International Ltd., 0.31%, 4/17/14 (a)(d)	42,000	42,000,000
Australia and New Zealand Banking Group Ltd., 0.34%, 1/17/14 (a)	26,500	26,500,000
Barton Capital LLC, 0.23%, 10/21/13 (c)	100,000	99,948,250
BNP Paribas Finance, Inc., 0.40%, 9/09/13 (c)	34,500	34,485,237
Charta LLC:
0.28%, 8/06/13 (c)	25,000	24,999,028
0.26%, 9/24/13 (c)	7,135	7,132,217
Commonwealth Bank of Australia:
0.33%, 11/08/13 (a)	18,000	17,999,502
0.23%, 2/24/14 (a)	50,000	50,000,000
0.29%, 4/04/14 (a)	25,000	25,000,000
CRC Funding LLC, 0.19%, 9/06/13 (c)	98,000	97,981,380

Commercial Paper	Par (000)	Value
DnB NOR Bank ASA:
0.28%, 9/17/13 (c)	$40,000	$39,985,378
0.26%, 1/27/14 (c)	20,000	19,974,144
Erste Abwicklungsanstalt, 0.25%, 12/02/13 (c)	15,000	14,987,188
ING US Funding LLC:
0.24%, 9/20/13 (c)	64,000	63,979,111
0.25%, 10/28/13 (c)	17,050	17,039,581
Mont Blanc Capital Corp., 0.21%, 10/21/13 (c)	26,319	26,306,564
Nederlandse Waterschapsbank N.V.:
0.30%, 7/28/14 (a)	5,000	5,001,002
0.31%, 7/30/14 (a)	5,000	5,001,007
Nordea North America, Inc.:
0.25%, 1/06/14 (c)	10,000	9,989,028
0.26%, 1/16/14 (c)	45,000	44,946,450
Skandinaviska Enskilda Banken AB, 0.22%, 8/27/13 (c)	25,000	24,996,028
Sumitomo Trust & Banking Co. Ltd., 0.24%, 8/19/13 (c)	30,000	29,996,475
Thunder Bay Funding LLC, 0.24%, 12/16/13 (c)	10,000	9,990,867
Westpac Banking Corp.:
0.35%, 1/24/14 (a)	63,000	63,000,000
0.30%, 7/09/14 (a)	23,625	23,625,000
0.30%, 7/14/14 (a)	15,000	15,000,000
Total Commercial Paper — 30.2%		849,163,075

Corporate Notes
Commonwealth Bank of Australia, 1.00%, 3/17/14 (a)(d)	13,392	13,456,106
HSBC Bank PLC, 1.63%, 8/12/13 (d)	28,880	28,890,787
National Australia Bank Ltd., 0.88%, 11/12/13 (a)(d)	25,000	25,042,663
Total Corporate Notes — 2.4%		67,389,556

Municipal Bonds
California State Department of Water Resources RB Municipal Trust Receipts Floaters Series 2008-2705 VRDN (Credit Suisse A.G. LOC), 0.06%, 8/07/13 (d)(e)(f)	12,605	12,605,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.03%, 8/07/13 (f)	11,200	11,200,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/07/13 (f)	19,660	19,660,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.05%, 8/07/13 (f)	57,000	57,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Floaters Series 2009-3129 VRDN (Credit Suisse A.G. SBPA), 0.06%, 8/07/13 (d)(e)(f)	14,740	14,740,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Guaranty), 0.05%, 8/07/13 (f)	33,530	33,530,000
University of California RB Series 2011Z-1 VRDN, 0.13%, 8/07/13 (f)	17,000	17,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	7

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington GO Municipal Trust Receipts Floaters Series 2009-3045 VRDN (Morgan Stanley Bank SBPA), 0.09%, 8/07/13 (d)(e)(f)	$12,505	$12,505,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2005 VRDN (BMO Harris Bank N.A. LOC), 0.03%, 8/07/13 (f)	30,680	30,680,000
Total Municipal Bonds — 7.4%		208,920,000

Closed-End Investment Companies (d)(f)
California — 0.2%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 8/07/13	5,000	5,000,000
Multi-State — 0.2%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Agreement), 0.16%, 8/07/13	6,900	6,900,000
New York — 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 8/07/13	8,700	8,700,000
Total Closed-End Investment Companies — 0.7%		20,600,000

Time Deposits
Natixis S.A., 0.10%, 8/01/13	37,000	37,000,000
Societe Generale, 0.27%, 8/01/13	19,000	19,000,000
Total Time Deposits — 2.0%		56,000,000

U.S. Government Sponsored Agency Obligations — 0.9%
Federal Home Loan Bank Variable Rate Notes, 0.18%, 12/04/13 (a)	25,000	24,997,400

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.08%, 12/19/13	24,000	23,992,767
0.09%, 2/06/14	50,000	49,977,031
0.10%, 3/06/14	15,000	14,990,958
U.S. Treasury Notes:
2.00%, 11/30/13	10,000	10,060,204
0.25%, 2/28/14	45,000	45,026,374
1.88%, 2/28/14	5,000	5,050,125
0.25%, 4/30/14	25,000	25,019,135
1.88%, 4/30/14	15,000	15,194,832
1.00%, 5/15/14	50,000	50,339,907
0.25%, 5/31/14	10,000	10,008,783
2.25%, 5/31/14	25,000	25,436,891
0.75%, 6/15/14	20,000	20,101,785
Total U.S. Treasury Obligations — 10.5%		295,198,792

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.34%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $100,000,944, collateralized by various corporate/debt and municipal bond obligations, 0.00% to 7.43% due from 7/01/16 to 11/21/45, aggregate par and fair value of $122,596,232 and $107,843,144, respectively)	$100,000	$100,000,000
Total Value of Barclays Capital, Inc. (collateral value of $107,843,144)		100,000,000
Citigroup Global Markets, Inc., 0.64%, 9/04/13 (f) (Purchased on 12/23/11 to be repurchased at $59,145,840, collateralized by various corporate/debt obligations, 0.33% to 7.88% due from 5/25/15 to 5/10/63, aggregate par and fair value of $109,793,836 and $62,773,804, respectively)	58,500	58,500,000
Citigroup Global Markets, Inc., 0.34%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $85,000,803, collateralized by various corporate/debt obligations, 0.00% to 7.88% due from 5/25/15 to 1/25/47, aggregate par and fair value of $210,520,729 and $90,950,001, respectively)	85,000	85,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $153,723,805)		143,500,000
Credit Suisse Securities (USA) LLC, 0.64%, 9/04/13 (f) (Purchased on 5/07/12 to be repurchased at $20,172,444, collateralized by various corporate/debt obligations, 0.32% to 5.75% due from 7/25/32 to 6/15/49, aggregate par and fair value of $42,441,691 and $23,476,941, respectively)	20,000	20,000,000
Credit Suisse Securities (USA) LLC, 0.43%, 9/19/13 (Purchased on 7/22/13 to be repurchased at $6,004,228, collateralized by various corporate/debt obligations, 0.00% to 5.94% due from 1/30/14 to 12/10/49, aggregate par and fair value of $18,638,659 and $6,372,211, respectively)	6,000	6,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $29,849,152)		26,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/05/13 (g) (Purchased on 5/07/13 to be repurchased at $12,010,800, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 10.40% due from 2/15/15 to 12/11/49, aggregate par and fair value of $825,292,204 and $13,655,970, respectively)	12,000	12,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $13,655,970)		12,000,000

8	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.34%, 9/16/13 (f) (Purchased on 3/15/13 to be repurchased at $15,026,208, collateralized by various corporate/debt obligations, 0.00% to 7.63% due from 1/13/14 to 3/20/43, aggregate par and fair value of $20,754,815 and $15,878,510, respectively)	$15,000	$15,000,000
J.P. Morgan Securities LLC, 0.59%, 9/18/13 (Purchased on 6/17/13 to be repurchased at $11,016,766, collateralized by various corporate/debt obligations, 0.00% to 6.19% due from 4/15/18 to 3/14/51, aggregate par and fair value of $840,229,876 and $12,914,038, respectively)	11,000	11,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $28,792,548)		26,000,000
RBC Capital Markets, LLC, 0.19%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $4,000,021, collateralized by various corporate/debt obligations, 0.00% to 8.88% due from 8/19/13 to 4/25/46, aggregate par and fair value of $21,993,885 and $4,467,395, respectively)	4,000	4,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets, LLC, 0.16%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $7,000,031, collateralized by various corporate/debt obligations, 1.20% to 6.50% due from 9/15/13 to 3/15/43, aggregate par and fair value of $7,175,455 and $7,350,001, respectively)	$7,000	$7,000,000
Total Value of RBC Capital Markets, LLC (collateral value of $11,817,396)		11,000,000
UBS Securities LLC, 0.27%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $100,000,750, collateralized by various corporate/debt obligations, 3.88% to 12.50% due from 8/15/16 to 11/15/80, aggregate par and fair value of $114,044,061 and $118,299,822, respectively)	100,000	100,000,000
Total Value of UBS Securities LLC (collateral value of $118,299,822)		100,000,000
Total Repurchase Agreements — 14.9%		418,500,000
Total Investments (Cost $2,811,770,445*) — 100.0%		2,811,770,445
Other Assets Less Liabilities — 0.0%		926,323

Net Assets — 100.0%		$2,812,696,768

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	9

Schedule of Investments (concluded)	TempCash

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,811,770,445	—	$2,811,770,445

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $301,201 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

10	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.1%
National Australia Bank Ltd., London, 0.29%, 10/21/13 (a)	$509,000	$509,000,000
Yankee (b) — 42.3%
Bank of Montreal, Chicago:
0.09%, 8/07/13	338,000	338,000,000
0.16%, 8/12/13	356,000	356,000,000
0.36%, 10/11/13 (a)	200,000	200,000,000
0.33%, 1/10/14 (a)	300,000	300,000,000
Bank of Nova Scotia, Houston:
0.17%, 9/17/13	343,000	343,000,000
0.18%, 9/26/13	500,000	499,996,114
0.25%, 11/26/13 (a)	231,000	231,000,000
0.25%, 12/16/13 (a)	569,000	569,000,000
0.32%, 1/02/14 (a)	201,000	201,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.17%, 9/03/13	600,000	600,000,000
BNP Paribas S.A., New York, 0.39%, 11/15/13	220,000	220,000,000
Canadian Imperial Bank of Commerce, New York:
0.31%, 9/25/13 (a)	479,000	479,000,000
0.33%, 1/17/14 (a)	362,500	362,500,000
0.27%, 6/13/14 (a)	143,485	143,485,000
Credit Agricole CIB, New York:
0.13%, 8/01/13	440,000	440,000,000
0.13%, 8/07/13	985,000	985,000,000
Credit Industriel Et Commercial, New York:
0.15%, 8/06/13	379,000	379,000,000
0.24%, 9/03/13	20,500	20,500,000
0.24%, 9/04/13	350,000	350,000,000
Credit Suisse Group A.G., New York:
0.28%, 9/13/13	350,000	350,000,000
0.24%, 10/10/13 (a)	300,000	300,000,000
0.29%, 10/10/13	300,000	300,000,000
Deutsche Bank A.G., New York, 0.24%, 8/29/13 (a)	400,000	400,000,000
DnB NOR Bank ASA, New York:
0.09%, 8/02/13	800,000	800,000,000
0.27%, 10/03/13	464,000	464,000,000
Mitsubishi UFJ Trust and Banking Corp., New York:
0.23%, 8/16/13	300,000	300,000,000
0.29%, 8/19/13	240,000	240,003,585
0.29%, 8/20/13	265,000	265,000,000
Mizuho Corporate Bank Ltd., New York:
0.16%, 8/12/13	250,000	250,000,000
0.16%, 8/14/13	300,000	300,000,000
0.23%, 8/16/13	500,000	500,000,000
Nordea Bank Finland Plc, New York:
0.25%, 1/09/14	50,000	50,000,000
0.25%, 1/17/14	100,000	100,000,000
0.25%, 1/30/14	150,000	149,996,213
Norinchukin Bank, New York:
0.12%, 8/05/13	870,000	870,000,000
0.12%, 8/07/13	1,000,000	1,000,000,000
Rabobank Nederland N.V., New York:
0.38%, 10/29/13 (a)	400,000	400,000,000
0.41%, 1/08/14	471,500	471,500,000
0.39%, 1/17/14	243,000	243,000,000
0.35%, 3/17/14	42,000	42,000,000
0.28%, 4/22/14 (a)	381,750	381,750,000
Royal Bank of Canada, New York, 0.24%, 1/15/14 (a)	295,000	295,000,000
Skandinaviska Enskilda Banken AB, New York, 0.24%, 9/04/13	375,000	374,998,230

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Societe Generale, New York:
0.30%, 9/03/13	$310,000	$310,000,000
0.29%, 10/31/13	347,500	347,500,000
Sumitomo Mitsui Banking Corp., New York:
0.17%, 8/09/13	275,000	275,000,000
0.23%, 8/14/13	50,000	50,000,000
0.17%, 8/22/13	450,000	450,000,000
0.16%, 8/26/13	240,000	240,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
0.24%, 8/05/13	470,000	470,000,000
0.15%, 8/09/13	300,000	300,000,000
0.20%, 8/28/13	350,000	350,000,000
Svenska Handelsbanken, Inc., New York:
0.21%, 9/03/13	250,000	250,000,000
0.19%, 10/25/13	100,000	100,001,180
0.26%, 1/17/14	180,000	180,004,219
Toronto Dominion Bank, New York:
0.27%, 10/21/13 (a)	235,000	235,000,000
0.26%, 1/06/14	300,000	300,000,000
0.24%, 6/24/14 (a)	250,000	250,000,000
0.26%, 7/24/14 (a)	261,500	261,500,000
Westpac Banking Corp., New York, 0.29%, 4/15/14 (a)	456,000	456,000,000
Total Certificates of Deposit — 43.4%		21,198,734,541

Commercial Paper
Antalis US Funding Corp., 0.35%, 8/05/13 (c)	171,700	171,693,323
ANZ New Zealand International Ltd., 0.27%, 10/24/13 (a)	250,000	250,000,000
Australia and New Zealand Banking Group Ltd.:
0.34%, 1/17/14 (a)	400,000	400,000,000
0.30%, 2/25/14 (a)	375,000	375,000,000
Bank Nederlandse Gemeenten, 0.22%, 1/23/14 (c)	53,000	52,943,320
BNP Paribas Finance, Inc., 0.40%, 9/09/13 (c)	200,000	199,914,417
Commonwealth Bank of Australia:
0.33%, 11/08/13 (a)	225,000	224,993,778
0.23%, 2/24/14 (a)	422,000	422,000,000
0.24%, 3/03/14 (a)	65,500	65,498,054
0.24%, 3/04/14 (a)	250,000	249,992,499
0.28%, 5/02/14 (a)	260,500	260,500,000
0.27%, 5/15/14 (a)	236,000	236,000,000
0.28%, 6/06/14 (a)	183,000	183,000,000
DnB NOR Bank ASA:
0.19%, 8/09/13 (c)	200,000	199,991,556
0.28%, 9/17/13 (c)	250,200	250,108,538
0.26%, 1/28/14 (c)	400,000	399,480,000
Erste Abwicklungsanstalt:
0.22%, 8/15/13 (c)	100,000	99,991,444
0.23%, 8/22/13 (c)	100,000	99,986,583
0.25%, 8/23/13 (c)	125,000	124,980,903
0.26%, 9/10/13 (c)	100,000	99,971,667
0.22%, 9/20/13 (c)	100,000	99,969,444
0.22%, 9/24/13 (c)	100,000	99,967,000
0.23%, 9/30/13 (c)	190,000	189,927,167
0.25%, 10/09/13 (c)	50,000	49,976,521
0.24%, 10/15/13 (c)	100,000	99,950,000
0.25%, 10/16/13 (c)	100,000	99,948,278
0.20%, 11/12/13 (c)	54,000	53,969,100
0.20%, 11/15/13 (c)	100,000	99,941,111

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	11

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Kells Funding LLC:
0.26%, 8/21/13 (c)	$100,000	$99,985,556
0.20%, 10/07/13 (c)	100,000	99,962,778
0.26%, 10/08/13 (c)	50,000	49,975,444
0.26%, 11/05/13 (a)(d)	355,000	355,000,000
0.24%, 11/19/13 (a)(d)	44,000	44,000,000
0.25%, 12/13/13 (c)	250,000	249,767,361
0.25%, 1/07/14 (c)	80,000	79,911,667
0.21%, 2/03/14 (a)	25,000	25,000,000
0.24%, 3/10/14 (a)	100,000	100,000,000
0.24%, 3/14/14 (a)(d)	220,000	220,000,000
0.24%, 3/14/14 (a)	50,000	50,000,000
0.23%, 4/11/14 (a)	100,000	100,000,000
Macquarie Bank Ltd., 0.20%, 8/16/13 (c)	93,100	93,092,242
Matchpoint Master Trust, 0.17%, 8/27/13 (c)	42,000	41,994,843
Mont Blanc Capital Corp., 0.25%, 11/07/13 (c)	90,000	89,938,750
Nederlandse Waterschapsbank N.V.:
0.20%, 8/15/13 (c)	95,000	94,992,611
0.27%, 9/23/13 (c)	75,000	74,970,188
0.31%, 12/16/13 (c)	100,000	99,882,028
0.32%, 6/10/14 (a)	55,500	55,508,781
0.30%, 7/28/14 (a)	75,000	75,015,025
0.31%, 7/30/14 (a)	75,000	75,015,108
Nieuw Amsterdam Receivables Corp.:
0.20%, 8/02/13 (c)	47,500	47,499,736
0.19%, 8/14/13 (c)	160,386	160,374,996
Nordea North America, Inc.:
0.20%, 9/05/13 (c)	200,000	199,962,083
0.25%, 1/06/14 (c)	90,000	89,901,250
0.25%, 1/09/14 (c)	140,000	139,843,472
0.26%, 1/16/14 (c)	400,000	399,524,000
NRW.Bank, 0.09%, 8/05/13 (c)	300,000	299,997,000
Old Line Funding LLC:
0.20%, 10/10/13 (c)	135,475	135,422,315
0.24%, 12/09/13 (c)	74,897	74,832,089
0.24%, 12/10/13 (c)	39,259	39,224,714
0.24%, 12/11/13 (c)	35,000	34,969,200
Scaldis Capital LLC, 0.22%, 10/16/13 (c)	45,000	44,979,100
Societe Generale, 0.31%, 9/03/13 (c)	223,030	222,967,645
Sumitomo Mitsui Banking Corp., 0.23%, 11/12/13 (c)	425,000	424,720,326
Sumitomo Trust & Banking Co. Ltd., 0.24%, 8/19/13 (c)	195,000	194,977,088
Svenska Handelsbanken, Inc.:
0.21%, 9/13/13 (c)	200,000	199,949,833
0.21%, 11/08/13 (c)	455,000	454,743,490
Westpac Banking Corp.:
0.48%, 8/09/13 (c)	500,000	499,946,667
0.29%, 10/08/13 (a)(d)	200,000	200,000,000
0.30%, 7/11/14 (a)	166,850	166,850,000
0.30%, 7/14/14 (a)	200,000	200,000,000
Total Commercial Paper — 23.6%		11,564,392,089

Corporate Notes
National Australia Bank Ltd., 0.99%, 4/11/14 (a)(d)	51,000	51,247,267
Svenska Handelsbanken AB, 0.28%, 1/15/14 (a)(d)	362,100	362,100,000
Total Corporate Notes — 0.8%		413,347,267

Municipal Bonds	Par (000)	Value
Allen County RB (Catholic Health Partner Project) Series 2012B VRDN, 0.05%, 8/07/13 (e)	$12,000	$12,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 8/07/13 (e)	53,580	53,580,000
California GO Series 2003B-3 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 8/07/13 (e)	49,600	49,600,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 8/07/13 (e)	49,100	49,100,000
California Housing Finance Agency Home Mortgage RB Series 2001U AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.05%, 8/07/13 (e)	14,895	14,895,000
California Housing Finance Agency Home Mortgage RB Series 2002J AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.05%, 8/07/13 (e)	14,700	14,700,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.05%, 8/07/13 (e)	7,535	7,535,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.05%, 8/07/13 (e)	42,930	42,930,000
California Housing Finance Agency Home Mortgage RB Series 2005H AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.05%, 8/07/13 (e)	27,445	27,445,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.03%, 8/07/13 (e)	7,450	7,450,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/13 (e)	27,000	27,000,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) Series 2004C VRDN, 0.06%, 8/07/13 (e)	36,260	36,260,000
Connecticut Housing Finance Authority RB Series 2011E-3 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 8/07/13 (e)	33,000	33,000,000
East Baton Rouge Parish IDRB (ExxonMobil Project) Series 2010A VRDN, 0.05%, 8/01/13 (e)	122,350	122,350,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/07/13 (e)	42,580	42,580,000
Illinois Finance Authority RB (Provena Health Project) Series 2009B VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 8/07/13 (e)	50,000	50,000,000
Illinois State Toll Highway Authority RB (Senior Priority Project) Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.04%, 8/07/13 (e)	36,400	36,400,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/07/13 (e)	55,040	55,040,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/07/13 (e)	28,000	28,000,000
Long Island Power Authority RB Series 2012D VRDN (TD Bank N.A. LOC), 0.03%, 8/07/13 (e)	49,000	49,000,000

12	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.04%, 8/07/13 (e)	$73,750	$73,750,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare System Project) Series 2003D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/07/13 (e)	33,500	33,500,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/07/13 (e)	93,620	93,620,000
Minneapolis & St. Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/07/13 (e)	51,200	51,200,000
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2005M AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 8/07/13 (e)	37,660	37,660,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010A VRDN, 0.04%, 8/07/13 (e)	121,600	121,600,000
New York City GO Series 2008J-10 VRDN (Bank of Tokyo-Mitsubishi Trust Co. LOC), 0.05%, 8/07/13 (e)	63,860	63,860,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Fiscal Resolution Project) Series 2007- 2008BB-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 8/07/13 (e)	26,500	26,500,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (The Bank of New York Mellon Corp. SBPA), 0.04%, 8/07/13 (e)	13,740	13,740,000
New York City Water & Sewer System RB Series 2008B-1A VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.05%, 8/07/13 (e)	50,000	50,000,000
New York City Water & Sewer System RB Series 2008B-1B VRDN (Royal Bank of Canada SBPA), 0.05%, 8/07/13 (e)	45,000	45,000,000
New York State Energy Research & Development Authority RB (Con Education Co., Inc. Pro Project) Series 2010 VRDN (Bank of Nova Scotia LOC), 0.04%, 8/07/13 (e)	13,500	13,500,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/07/13 (e)	44,000	44,000,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 8/07/13 (e)	68,500	68,500,000
New York State Housing Finance Agency RB (W. 30th Street Housing Project) Series 2012 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/07/13 (e)	58,000	58,000,000
Port of Port Arthur Navigation District PCRB (Motiva Enterprises Project) Series 2010 VRDN, 0.06%, 8/01/13 (e)	38,900	38,900,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/13 (e)	22,600	22,600,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 8/07/13 (e)	103,100	103,100,000
San Francisco City & County Airports Commission RB Series 2010A-1 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 8/07/13 (e)	28,375	28,375,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.05%, 8/07/13 (e)	55,250	55,250,000

Municipal Bonds	Par (000)	Value
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (US Bank N.A. LOC), 0.04%, 8/07/13 (e)	$33,500	$33,500,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 8/07/13 (e)	25,545	25,545,000
Texas GO (Veteran Housing Fund Project) Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.11%, 8/07/13 (e)	23,690	23,690,000
Texas RB PUTTERS Series 2012-4262 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/01/13 (d)(e)(f)	259,200	259,200,000
Texas RB PUTTERS Series 2012-4263 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/01/13 (d)(e)(f)	172,800	172,800,000
Texas RB PUTTERS Series 2012-4264 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/01/13 (d)(e)(f)	114,370	114,370,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 8/07/13 (e)	66,400	66,400,000
University of Michigan RB Series 2002A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 8/07/13 (e)	28,015	28,015,000
University of Texas Financing System RB (Financing System Project) Series 2008B VRDN (University of Texas Investment Management Co. SBPA), 0.03%, 8/07/13 (e)	35,816	35,816,000
University of Texas Permanent University Fund RB Series 2008A VRDN, 0.03%, 8/07/13 (e)	97,085	97,085,000
Total Municipal Bonds — 5.4%		2,657,941,000

Time Deposits
ING Bank N.V., 0.15%, 8/07/13	709,000	709,000,000
Natixis S.A., 0.10%, 8/01/13	1,642,000	1,642,000,000
Skandinaviska Enskilda Banken AB, 0.08%, 8/01/13	1,000,000	1,000,000,000
Societe Generale:
0.08%, 8/01/13	550,000	550,000,000
0.27%, 8/01/13	347,500	347,500,000
Total Time Deposits — 8.7%		4,248,500,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:
0.39%, 10/27/14(a)	25,000	25,076,718
0.16%, 2/27/15(a)	500	499,802
Freddie Mac Variable Rate Notes, 0.32%, 9/03/13 (a)	100,000	99,998,176
Total U.S. Government Sponsored Agency Obligations — 0.3%		125,574,696

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.13%, 8/15/13	300,000	299,985,358
0.13%, 8/22/13	300,000	299,976,900
0.05%, 9/12/13	800,000	799,958,000
0.08%, 12/12/13	350,000	349,899,788
0.09%, 2/06/14	100,000	99,954,063
0.10%, 4/03/14	200,000	199,859,806

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	13

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (c) (concluded)
0.10%, 5/01/14	$400,000	$399,700,933
0.12%, 6/26/14	200,000	199,783,408
0.14%, 6/26/14	50,000	49,936,028
U.S. Treasury Notes:
1.50%, 12/31/13	425,000	427,327,340
1.88%, 2/28/14	380,000	383,823,833
1.25%, 3/15/14	125,000	125,862,073
1.75%, 3/31/14	77,000	77,823,541
0.25%, 4/30/14	265,000	265,200,466
4.75%, 5/15/14	298,000	308,775,636
0.25%, 5/31/14	250,000	250,219,579
2.25%, 5/31/14	200,000	203,496,349
0.75%, 6/15/14	155,000	155,789,187
0.25%, 6/30/14	175,000	175,143,038
2.63%, 7/31/14	100,000	102,437,837
Total U.S. Treasury Obligations — 10.6%		5,174,953,163

Repurchase Agreements
Barclays Capital, Inc., 0.69%, 11/04/13 (e) (Purchased on 8/03/12 to be repurchased at $413,599,117, collateralized by various corporate/debt obligations, 0.00% to 10.38% due from 3/20/14 to 2/10/51, aggregate par and fair value of $3,945,739,232 and $495,369,187, respectively)	410,000	410,000,000
Total Value of Barclays Capital, Inc. (collateral value of $495,369,187)		410,000,000
Credit Suisse Securities (USA) LLC, 0.64%, 9/04/13 (e) (Purchased on 5/07/12 to be repurchased at $216,853,778, collateralized by various corporate/debt obligations, 0.00% to 7.41% due from 2/24/18 to 12/25/59, aggregate par and fair value of $1,833,976,770 and $247,247,572, respectively)	215,000	215,000,000
Credit Suisse Securities (USA) LLC, 0.43%, 9/19/13 (Purchased on 7/22/13 to be repurchased at $94,066,244, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.66% due from 1/30/14 to 8/26/52, aggregate par and fair value of $243,499,565 and $99,701,307, respectively)	94,000	94,000,000
Credit Suisse Securities (USA) LLC, 0.19%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $200,001,056, collateralized by various U.S. government sponsored agency obligations, 0.00% to 100.00% due from 4/25/21 to 7/25/43, aggregate par and fair value of $756,884,147 and $214,006,267, respectively)	200,000	200,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.16%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $25,000,111, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.50% due from 5/20/31 to 1/20/43, aggregate par and fair value of $21,910,188 and $26,777,315, respectively)	$25,000	$25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $587,732,461)		534,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/05/13 (g) (Purchased on 5/07/13 to be repurchased at $224,201,600, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 10.00% due from 11/12/14 to 9/19/44, aggregate par and fair value of $2,816,455,937 and $258,548,750, respectively)	224,000	224,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/07/13 (g) (Purchased on 5/09/13 to be repurchased at $425,382,500, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.25% due from 4/19/14 to 3/14/51, aggregate par and fair value of $1,933,334,829 and $496,053,099, respectively)	425,000	425,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/07/13 (g) (Purchased on 5/15/13 to be repurchased at $157,891,975, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.45% due from 2/16/15 to 6/25/58, aggregate par and fair value of $1,697,849,800 and $180,749,958, respectively)	157,750	157,750,000
Deutsche Bank Securities, Inc., 0.10%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $100,000,278, collateralized by various U.S. government sponsored agency obligations, 0.00% to 81.37% due from 5/15/25 to 5/15/43, aggregate par and fair value of $1,465,404,858 and $107,957,117, respectively)	100,000	100,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,043,308,924)		906,750,000
HSBC Securities (USA), Inc., 0.21%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $25,000,146, collateralized by various corporate/debt obligations, 2.00% to 9.00% due from 2/15/15 to 12/30/49, aggregate par and fair value of $27,556,966 and $28,349,240, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $28,349,240)		25,000,000

14	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.34%, 9/16/13 (e) (Purchased on 3/15/13 to be repurchased at $185,323,236, collateralized by various corporate/debt obligations, 0.00% to 6.31% due from 6/10/17 to 9/10/47, aggregate par and fair value of $416,519,429 and $197,950,423, respectively)	$185,000	$185,000,000
J.P. Morgan Securities LLC, 0.39%, 8/08/13 (Purchased on 5/07/13 to be repurchased at $180,181,350, collateralized by various corporate/debt obligations, 0.00% to 9.45% due from 7/02/14 to 12/31/99, aggregate par and fair value of $484,456,480 and $191,891,678, respectively)	180,000	180,000,000
J.P. Morgan Securities LLC, 0.57%, 8/22/13 (Purchased on 5/21/13 to be repurchased at $174,506,583, collateralized by various corporate/debt obligations, 0.00% to 8.05% due from 10/25/20 to 2/15/51, aggregate par and fair value of $807,961,714 and $207,964,635, respectively)	174,250	174,250,000
J.P. Morgan Securities LLC, 0.59%, 9/18/13 (Purchased on 6/17/13 to be repurchased at $165,251,488, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.16% due from 10/25/13 to 11/12/49, aggregate par and fair value of $4,792,550,409 and $199,764,946, respectively)	165,000	165,000,000
J.P. Morgan Securities LLC, 0.63%, 9/25/13 (Purchased on 6/27/13 to be repurchased at $100,157,500, collateralized by various corporate/debt obligations, 0.00% to 9.19% due from 3/20/14 to 6/25/47, aggregate par and fair value of $820,089,158 and $125,000,155, respectively)	100,000	100,000,000
J.P. Morgan Securities LLC, 0.63%, 9/25/13 (Purchased on 6/27/13 to be repurchased at $200,315,000, collateralized by various corporate/debt obligations, 0.00% to 8.05% due from 12/21/18 to 4/10/49, aggregate par and fair value of $682,714,449 and $250,001,201, respectively)	200,000	200,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.17%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $175,000,826, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 34.24% due from 8/01/13 to 6/15/43, aggregate par and fair value of $292,243,201 and $185,609,867, respectively)	$175,000	$175,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,358,182,905)		1,179,250,000
RBC Capital Markets, LLC, 0.16%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $124,000,551, collateralized by various corporate/debt obligations, 0.00% to 12.00% due from 8/12/13 to 10/01/46, aggregate par and fair value of $125,837,470 and $130,200,000, respectively)	124,000	124,000,000
RBC Capital Markets, LLC, 0.19%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $61,000,322, collateralized by various corporate/debt obligations, 0.00% to 9.25% due from 8/07/13 to 11/14/99, aggregate par and fair value of $691,158,681 and $68,443,452, respectively)	61,000	61,000,000
Total Value of RBC Capital Markets, LLC (collateral value of $198,643,452)		185,000,000
UBS Securities LLC, 0.27%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $125,000,938, collateralized by various corporate/debt obligations, 0.00% to 14.25% due from 8/01/13 to 12/31/99, aggregate par and fair value of $223,876,888 and $149,289,272, respectively)	125,000	125,000,000
Total Value of UBS Securities LLC (collateral value of $149,289,272)		125,000,000
Total Repurchase Agreements — 6.9%		3,365,000,000
Total Investments (Cost $48,748,442,756*) — 99.7%		48,748,442,756
Other Assets Less Liabilities — 0.3%		153,051,116

Net Assets — 100.0%		$48,901,493,872

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	15

Schedule of Investments (concluded)	TempFund

•

Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2012	Net Activity (Par)	Par at July 31, 2013	Income
PNC Bank N.A.	$48,000,000	$(48,000,000)	—	$114,998

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$48,748,442,756	—	$48,748,442,756

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $313,964 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

16	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.12%, 8/15/13	$100,000	$99,995,411
0.14%, 8/22/13	150,500	150,488,148
0.20%, 8/22/13	100,000	99,988,625
0.10%, 10/10/13	320,500	320,439,000
0.08%, 10/17/13	250,000	249,957,222
0.09%, 10/17/13	200,000	199,961,500
0.18%, 11/14/13	275,000	274,855,625
0.08%, 11/21/13	15,000	14,996,197
0.08%, 11/29/13	247,375	247,309,033
0.08%, 12/05/13	77,625	77,603,274
0.08%, 12/19/13	300,000	299,907,707
0.09%, 1/02/14	700,000	699,723,121
0.08%, 1/09/14	250,000	249,907,760
0.08%, 1/16/14	100,000	99,965,000
U.S. Treasury Notes:
0.50%, 10/15/13	299,550	299,760,845
0.25%, 10/31/13	500,000	500,190,587
0.50%, 11/15/13	393,400	393,743,973
0.25%, 11/30/13	330,365	330,452,363
1.00%, 1/15/14	122,000	122,445,778
0.25%, 1/31/14	457,000	457,226,591
1.25%, 2/15/14	75,000	75,466,133
0.25%, 2/28/14	424,700	424,913,439
0.25%, 3/31/14	110,000	110,100,651
0.25%, 4/30/14	382,519	382,851,698
0.75%, 6/15/14	95,000	95,466,162
0.63%, 7/15/14	107,165	107,625,890
0.50%, 8/15/14	50,000	50,181,159
Total U.S. Treasury Obligations — 38.1%		6,435,522,892

Repurchase Agreements
Barclays Capital, Inc., 0.02%, 8/06/13 (Purchased on 7/30/13 to be repurchased at $247,175,961, collateralized by U.S. Treasury Notes, 0.88% to 2.00% due from 12/31/16 to 2/15/22, aggregate par and fair value of $253,257,500 and $252,118,505, respectively)	247,175	247,175,000
Barclays Capital, Inc., 0.07%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $1,039,002,020, collateralized by various U.S. Treasury obligations, 0.63% to 4.63% due from 4/30/14 to 2/15/40, aggregate par and fair value of $1,005,810,300 and $1,059,780,019, respectively)	1,039,000	1,039,000,000
Total Value of Barclays Capital, Inc. (collateral value of $1,311,898,524)		1,286,175,000
Citigroup Global Markets, Inc., 0.02%, 8/01/13 (Purchased on 7/25/13 to be repurchased at $181,233,705, collateralized by various U.S. Treasury obligations, 0.13% to 2.38% due from 4/15/14 to 1/15/23, aggregate par and fair value of $181,180,400 and $184,857,716, respectively)	181,233	181,233,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $72,795,121, collateralized by U.S. Treasury Inflation Indexed Note, 0.13% due at 1/15/23, par and fair value of $75,830,100 and $74,250,958, respectively)	$72,795	$72,795,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $259,108,674)		254,028,000
Credit Suisse Securities (USA) LLC, 0.01%, 8/01/13 (Purchased on 7/25/13 to be repurchased at $108,740,211, collateralized by U.S. Treasury Note, 2.38% due at 2/28/15, par and fair value of $106,295,000 and $110,915,444, respectively)	108,740	108,740,000
Credit Suisse Securities (USA) LLC, 0.05%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $4,000,006, collateralized by U.S. Treasury Note, 2.38% due at 2/28/15, par and fair value of $3,915,000 and $4,085,178, respectively)	4,000	4,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $115,000,622)		112,740,000
Deutsche Bank Securities, Inc., 0.06%, 8/01/13 (b) (Purchased on 6/06/13 to be repurchased at $251,383,460, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 8/15/14 to 11/15/42, aggregate par and fair value of $511,346,496 and $256,387,229, respectively)	251,360	251,360,000
Deutsche Bank Securities, Inc., 0.07%, 8/07/13 (b) (Purchased on 6/14/13 to be repurchased at $468,070,070, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 11/15/14 to 2/15/42, aggregate par and fair value of $859,760,111 and $477,360,060, respectively)	468,000	468,000,000
Deutsche Bank Securities, Inc., 0.06%, 8/07/13 (b) (Purchased on 7/15/13 to be repurchased at $443,465,032, collateralized by various U.S. Treasury obligations, 0.00% to 7.50% due from 5/15/14 to 11/15/42, aggregate par and fair value of $750,112,915 and $452,268,026, respectively)	443,400	443,400,000
Deutsche Bank Securities, Inc., 0.08%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $1,413,003,140, collateralized by various U.S. Treasury obligations, 0.00% to 8.13% due from 1/16/14 to 11/15/21, aggregate par and fair value of $1,391,103,700 and $1,441,260,104, respectively)	1,413,000	1,413,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	17

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.03%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $100,000,083, collateralized by U.S. Treasury Bill, 0.00% due at 8/15/13, par and fair value of $102,000,500 and $102,000,092, respectively)	$100,000	$100,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $2,729,275,511)		2,675,760,000
Goldman Sachs & Co., 0.04%, 8/07/13 (b) (Purchased on 7/25/13 to be repurchased at $501,458,829, collateralized by U.S. Treasury Inflation Indexed Note, 0.38% due at 7/15/23, par and fair value of $515,009,800 and $511,469,828, respectively)	501,441	501,441,000
Goldman Sachs & Co., 0.02%, 8/06/13 (Purchased on 7/30/13 to be repurchased at $173,160,673, collateralized by U.S. Treasury Notes, 1.50% to 2.63% due from 6/30/16 to 11/15/20, aggregate par and fair value of $169,763,100 and $176,623,248, respectively)	173,160	173,160,000
Total Value of Goldman Sachs & Co. (collateral value of $688,093,076)		674,601,000
HSBC Securities (USA), Inc., 0.05%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $250,000,347, collateralized by U.S. Treasury Note, 0.13% due at 7/31/14, par and fair value of $255,080,000 and $255,000,286, respectively)	250,000	250,000,000
HSBC Securities (USA), Inc., 0.04%, 8/07/13 (Purchased on 7/31/13 to be repurchased at $960,162,468, collateralized by U.S. Treasury Notes, 0.25% to 3.63% due from 5/31/14 to 7/31/20, aggregate par and fair value of $940,508,900 and $979,361,016, respectively)	960,155	960,155,000
HSBC Securities (USA), Inc., 0.07%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $999,138,943, collateralized by U.S. Treasury Notes, 0.13% to 2.00% due from 7/31/14 to 7/31/20, aggregate par and fair value of $1,031,519,063 and $1,019,128,471, respectively)	999,137	999,137,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $2,253,489,773)		2,209,292,000
J.P. Morgan Securities LLC, 0.06%, 8/02/13 (c) (Purchased on 2/27/13 to be repurchased at $900,234,000, collateralized by U.S. Treasury Strips, 0.00% due from 11/15/13 to 5/15/41, aggregate par and fair value of $1,318,208,686 and $918,001,412, respectively)	900,000	900,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $61,000,102, collateralized by U.S. Treasury Strips, 0.00% due from 9/30/13 to 11/15/41, aggregate par and fair value of $77,408,961 and $62,221,145, respectively)	$61,000	$61,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $980,222,557)		961,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 8/07/13 (Purchased on 7/31/13 to be repurchased at $174,196,694, collateralized by U.S. Treasury Notes, 1.25% to 4.00% due from 8/31/15 to 8/15/18, aggregate par and fair value of $163,125,000 and $177,678,979, respectively)	174,195	174,195,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $351,000,585, collateralized by U.S. Treasury Notes, 0.38% to 2.38% due from 2/28/15 to 1/15/16, aggregate par and fair value of $351,712,600 and $358,020,009, respectively)	351,000	351,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $535,698,988)		525,195,000
Morgan Stanley & Co. LLC, 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $938,001,563, collateralized by various U.S. Treasury obligations, 0.00% to 11.25% due from 9/19/13 to 2/15/36, aggregate par and fair value of $928,025,098 and $956,760,128, respectively)	938,000	938,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $956,760,128)		938,000,000
RBS Securities, Inc., 0.03%, 8/07/13 (b) (Purchased on 7/17/13 to be repurchased at $422,454,857, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% to 2.00% due from 1/15/14 to 1/15/23, aggregate par and fair value of $382,480,400 and $430,893,937, respectively)	422,445	422,445,000
RBS Securities, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $233,000,388, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% to 1.63% due from 1/15/15 to 4/15/16, aggregate par and fair value of $199,317,500 and $237,664,021, respectively)	233,000	233,000,000
Total Value of RBS Securities, Inc. (collateral value of $668,557,958)		655,445,000

18	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.03%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $300,000,250, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 12/15/13 to 5/15/43, aggregate par and fair value of $295,278,000 and $306,000,051, respectively)	$300,000	$300,000,000
Total Value of UBS Securities LLC (collateral value of $306,000,051)		300,000,000
Total Repurchase Agreements — 62.6%		10,592,236,000

Value
Total Investments (Cost $17,027,758,892*) — 100.7%	$17,027,758,892
Liabilities in Excess of Other Assets — (0.7)%	(111,933,104)

Net Assets — 100.0%	$16,915,825,788

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$17,027,758,892	—	$17,027,758,892

[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	19

Schedule of Investments July 31, 2013 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.01%,8/01/13	$352,294	$352,294,000
0.03%,8/01/13	366,000	366,000,000
0.03%,8/08/13	252,347	252,345,440
0.04%,8/08/13	678,000	677,995,300
0.05%,8/08/13	89,000	88,999,083
0.03%,8/15/13	767,200	767,191,049
0.01%,8/22/13	84,722	84,721,407
0.02%,8/22/13	411,327	411,322,201
0.03%,8/22/13	500,000	499,992,709
0.14%,8/22/13	118,712	118,702,651
0.03%,8/29/13	585,000	584,986,466
0.05%,8/29/13	95,000	94,996,675
0.05%,9/05/13	150,000	149,992,810
0.05%,9/12/13	125,000	124,993,438
0.12%,9/12/13	100,000	99,986,583
0.05%,9/19/13	139,000	138,990,540
0.05%,9/26/13	205,232	205,216,964
0.11%,9/26/13	75,000	74,987,167
0.05%,10/03/13	200,000	199,981,450
0.06%,10/03/13	161,000	160,984,504
0.11%,10/03/13	75,000	74,985,562
0.03%,10/10/13	31,088	31,086,187
0.05%,10/10/13	150,000	149,985,416
0.10%,10/10/13	100,000	99,981,042
0.05%,10/17/13	200,000	199,980,750

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a) (concluded)
0.08%,10/17/13	$50,000	$49,991,444
0.09%,10/17/13	100,000	99,980,750
0.04%,10/24/13	200,000	199,982,267
0.08%,11/07/13	25,000	24,994,556
0.08%,11/21/13	35,000	34,991,126
0.08%,12/05/13	201,000	200,943,860
0.08%,12/19/13	100,000	99,968,889
0.09%,1/02/14	100,000	99,960,431
0.08%,1/09/14	100,000	99,962,903
0.08%,1/16/14	50,000	49,982,500
0.07%,1/23/14	175,000	174,938,142
0.07%,1/30/14	125,000	124,958,924
U.S. Treasury Notes:
0.75%,8/15/13	250,000	250,066,659
0.50%,10/15/13	20,900	20,917,923
0.25%,10/31/13	366,000	366,152,077
0.25%,11/30/13	28,985	29,000,582
0.25%,1/31/14	41,350	41,368,452
0.25%,2/28/14	63,300	63,325,742
0.25%,4/30/14	47,406	47,452,402
0.63%,7/15/14	20,000	20,081,146
Total U.S. Treasury Obligations — 109.6%		8,109,720,169
Total Investments (Cost $8,109,720,169*) — 109.6%		8,109,720,169
Liabilities in Excess of Other Assets — (9.6)%		(708,983,260)

Net Assets — 100.0%		$7,400,736,909

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$8,109,720,169	—	$8,109,720,169

[1]	See above Schedule of Investments for values in each security type.

20	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (concluded)	Treasury Trust Fund

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $1,141 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	21

Schedule of Investments July 31, 2013 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Birmingham GO Series 2010A MB, 4.00%, 8/01/13	$900	$900,000
Alaska — 0.4%
Alaska Municipal Bond Bank Authority RB (Governmental Purpose Project) Series 2013-2A MB:
2.00%, 12/01/13	615	618,470
2.00%, 6/01/14	160	162,219

		780,689
Arizona — 0.2%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.28%, 8/07/13 (a)	415	415,000
Arkansas — 0.8%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Credit Guaranty, State Street Bank & Trust Co. SBPA), 0.14%, 8/07/13 (a)	1,800	1,800,000
California — 10.0%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.10%, 8/01/13 (a)	4,400	4,400,000
California School Cash Reserve Program Authority RB Series 2013AA, 2.00%, 10/01/13	1,800	1,805,277
California School Cash Reserve Program Authority RB Series 2013X, 2.00%, 10/01/13	200	200,552
East Bay Municipal Utility District Series 2013E TECP, 0.15%, 8/05/13	3,400	3,400,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.14%, 8/07/13 (a)(b)(c)	1,330	1,330,000
Irvine Unified School District Special Tax RB (Community Facility Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.07%, 8/01/13 (a)	5,330	5,330,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.10%, 8/01/14 (a)(b)(c)	1,300	1,300,000
Los Angeles County Schools RB Series 2013C-6 TRAN, 2.00%, 12/31/13	200	201,451
Los Angeles Regional Airports Improvement Corp. Lease Revenue RB (Laxfuel Corp. Project) Municipal Trust Receipts Floaters Series 2012-80C VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.24%, 8/07/13 (a)(b)(c)	2,000	2,000,000
Orange County Sanitation District COP Municipal Trust Receipts Floaters Series 2008-2928 VRDN (Credit Suisse A.G. SBPA), 0.06%, 8/07/13 (a)(b)(c)	1,100	1,100,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 8/07/13 (a)(b)(c)	1,030	1,030,000

		22,097,280

Municipal Bonds	Par (000)	Value
Connecticut — 3.3%
Brooklyn GO Series 2012 BAN, 1.00%, 8/13/13	$2,285	$2,285,516
Connecticut Housing Finance Authority RB (Housing Mortgage Finance Project) Series 1989D VRDN (Royal Bank of Canada SBPA), 0.09%, 8/07/13 (a)	2,000	2,000,000
Connecticut Housing Finance Authority RB (Housing Mortgage Finance Project) Series 2005D-4 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 8/07/13 (a)	2,500	2,500,000
Stafford Township GO Series 2013 BAN, 1.00%, 8/05/14	370	372,609

		7,158,125
District of Columbia — 0.7%
Metropolitan Washington Airports Authority RB Series 2007A AMT MB, 5.00%, 10/01/13	1,460	1,471,596
Florida — 1.8%
Broward County Airport System RB Series 2012P-1 AMT MB, 3.00%, 10/01/13	450	451,941
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/07/13 (a)	2,500	2,500,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.17%, 2/26/14 (a)	1,100	1,100,000

		4,051,941
Georgia — 1.4%
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 8/07/13 (a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 8/07/13 (a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 8/07/13 (a)	1,000	1,000,000

		3,000,000
Illinois — 2.4%
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.24%, 8/07/13 (a)	1,650	1,650,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.41%, 8/07/13 (a)	2,165	2,165,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 8/07/13 (a)(b)(c)	500	500,000
University of Illinois RB (Auxiliary Facilities Project) Series 2013A MB, 3.00%, 4/01/14	960	977,095

		5,292,095
Indiana — 0.1%
Indianapolis Local Public Improvement Bond Bank RB (Circle Block Project) Series 2004C MB, 5.25%, 4/01/14	300	310,001
Iowa — 6.5%
Des Moines GO Series 2013A MB, 2.00%, 6/01/14	820	830,668
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.16%, 8/07/13 (a)	9,800	9,800,000

22	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Finance Authority RB (Housing Project) Series 2008 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 8/07/13 (a)	$3,650	$3,650,000

		14,280,668
Kansas — 4.4%
Leawood GO Series 2012-1, 1.50%, 9/01/13	5,565	5,570,783
Wichita Airport Flight Safety RB (Flight Safety International, Inc. Project) Series 1990A AMT VRDN (Berkshire Hathaway, Inc. Guarantee Agreement), 0.06%, 8/07/13 (a)	4,205	4,205,000

		9,775,783
Kentucky — 0.8%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.31%, 8/07/13 (a)	1,780	1,780,000
Louisiana — 3.8%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.20%, 8/07/13 (a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.20%, 8/07/13 (a)	6,000	6,000,000

		8,400,000
Maryland — 1.6%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 8/07/13 (a)	2,050	2,050,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 8/07/13 (a)	1,495	1,495,000

		3,545,000
Massachusetts — 0.7%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.15%, 2/26/14 (a)	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.15%, 2/26/14 (a)	495	495,000

		1,495,000
Michigan — 3.2%
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window, 0.15%, 2/26/14 (a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.26%, 8/07/13 (a)	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.31%, 8/07/13 (a)	1,600	1,600,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.16%, 8/07/13 (a)	500	500,000

		7,100,000

Municipal Bonds	Par (000)	Value
Mississippi — 0.5%
University of Southern Mississippi Educational Building Corp. RB (Residence Hall Construction Project) Municipal Trust Receipts Floaters Series 2013-3335 VRDN (Credit Suisse A.G. SBPA), 0.09%, 8/07/13 (a)(b)(c)	$1,000	$1,000,000
Missouri — 2.6%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.28%, 8/07/13 (a)	1,825	1,825,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.20%, 8/07/13 (a)	4,000	4,000,000

		5,825,000
Nevada — 1.1%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	2,400	2,436,157
New Hampshire — 0.7%
Nashua City GO Series 2013 MB, 4.00%, 4/01/14	765	784,085
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 8/07/13 (a)	685	685,000

		1,469,085
New Jersey — 2.8%
Cape May GO Series 2013, 1.00%, 7/18/14	900	904,994
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	600	602,772
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/07/13 (a)	2,000	2,000,000
New Jersey RB Municipal Trust Receipts Floaters Series 2013-837 VRDN (Bank of America N.A. SBPA), 0.10%, 8/07/13 (a)(b)(c)	1,100	1,100,000
Old Bridge Township GO Series 2012 BAN, 1.00%, 10/15/13	600	600,687
Sparta Township GO Series 2013 BAN, 1.00%, 11/01/13	400	400,665
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	510	512,475

		6,121,593
New York — 2.9%
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.17%, 8/07/13 (a)	2,000	2,000,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.03%, 8/01/13 (a)	1,740	1,740,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.04%, 8/01/13 (a)	1,000	1,000,000
New York State Housing Finance Agency RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 8/07/13 (a)	1,600	1,600,000

		6,340,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	23

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/01/13 (a)	$1,100	$1,100,000
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.16%, 8/07/13 (a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.23%, 8/07/13 (a)	280	280,000
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	700	719,889

		3,549,889
Ohio — 3.9%
Butler County GO Series 2012 BAN, 0.40%, 8/01/13	3,100	3,100,000
New Albany GO Series 2013 BAN, 1.00%, 7/31/14	300	302,121
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 8/01/13 (a)	2,300	2,300,000
Ohio Higher Educational Facility Commission RB (Case Western University Project) Series 2001A VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 8/01/13 (a)	630	630,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Project) Series 2013 MB, 0.09%, 1/02/14	500	500,000
Strongsville GO (Library Project) Series 2012 BAN, 1.00%, 10/23/13	700	701,109
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	1,100	1,101,743

		8,634,973
Oklahoma — 1.7%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.20%, 8/07/13 (a)	3,850	3,850,000
Oregon — 0.2%
Portland Sewer System RB (First Lien Project) Series 2007A MB, 5.00%, 6/01/14	395	410,368
Pennsylvania — 5.8%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.20%, 8/07/13 (a)	300	300,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (a)	1,085	1,085,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 8/07/13 (a)	2,600	2,600,000
Pennsylvania Housing Finance Agency RB Series 2007-100C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 8/01/13 (a)	2,000	2,000,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/13 (a)(b)(c)	1,700	1,700,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 8/07/13 (a)	$5,000	$5,000,000
Seneca Valley School District GO Series 2013 MB, 0.35%, 10/01/13	115	115,000

		12,800,000
Tennessee — 2.7%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN 7 Month Window, 0.15%, 2/26/14 (a)	5,900	5,900,000
Texas — 4.3%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.20%, 8/07/13 (a)	5,000	5,000,000
Brazos River Harbor Navigation District Brazoria County RB (Joint Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 8/01/13 (a)	1,200	1,200,000
Dallas Fort Worth International Airport RB Series 2012B MB, 3.00%, 11/01/13	1,700	1,711,629
Fort Worth GO Series 2012 MB, 5.00%, 3/01/14	1,450	1,490,155

		9,401,784
Virginia — 0.7%
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.14%, 2/26/14 (a)	1,500	1,500,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.24%, 12/18/13 (a)(b)(c)	25	25,000

		1,525,000
West Virginia — 0.3%
West Virginia GO (Infrastructure Project) Series 2011A MB, 3.00%, 11/01/13	650	654,505
Wisconsin — 6.6%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.15%, 8/07/13 (a)	2,480	2,480,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.31%, 8/07/13 (a)	1,260	1,260,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.12%, 8/07/13 (a)	900	900,000
Wisconsin Petroleum Inspection Fee Series 2013 TECP, 0.16%, 12/04/13	10,000	10,000,000

		14,640,000
Wyoming — 6.1%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.16%, 8/07/13 (a)	4,000	4,000,000

24	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming (concluded)
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.14%, 8/07/13 (a)(b)(c)	$9,535	$9,535,000

		13,535,000
Total Municipal Bonds — 87.0%		191,746,532

Closed-End Investment Companies (a)(b)
California — 9.1%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 8/07/13	10,000	10,000,000

Closed-End Investment Companies (a)(b)	Par (000)	Value
California (concluded)
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 8/07/13	$10,000	$10,000,000

		20,000,000
Multi-State — 4.4%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.13%, 8/07/13	9,800	9,800,000
Total Closed-End Investment Companies — 13.5%		29,800,000
Total Investments (Cost $221,546,532*) — 100.5%		221,546,532
Liabilities in Excess of Other Assets — (0.5)%		(1,028,056)

Net Assets — 100.0%		$220,518,476

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$221,546,532	—	$221,546,532

[1]	See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $189,364 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	25

Schedule of Investments July 31, 2013 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.2%
Alabama Federal Aid Highway Financial Authority RB RIB Floater Trust Series 2012-2W VRDN (Barclays Bank PLC SBPA), 0.11%, 8/07/13 (a)(b)(c)	$2,200	$2,200,000
Birmingham GO Series 2010A MB, 4.00%, 8/01/13	990	990,000
Eutaw Industrial Development Board PCRB (Alabama Power Co. Project) Series 1998 VRDN, 0.04%, 8/01/13 (c)	7,600	7,600,000
Gadsden Industrial Development Board PCRB (Alabama Power Company Project) Series 1994 VRDN, 0.06%, 8/01/13 (c)	6,150	6,150,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.09%, 8/07/13 (c)	5,320	5,320,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.06%, 8/07/13 (c)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone — Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.10%, 8/07/13 (c)	4,670	4,670,000

		36,930,000
Alaska — 0.7%
Anchorage City GO Series 2011A MB, 3.00%, 2/01/14	175	177,270
Valdez Marine Terminal RB (Exxon Pipeline Co. Project) Series 1985 VRDN, 0.05%, 8/01/13 (c)	12,000	12,000,000

		12,177,270
Arizona — 1.7%
Arizona Department of Transportation State Highway Fund RB (Highway Revenue Project) Series 2011A, 3.00%, 7/01/14	300	307,248
Arizona Health Facilities Authority RB (Banner Health Project) Municipal Trust Receipts Floaters Series 2008-4511 VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 8/07/13 (a)(b)(c)	14,620	14,620,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.06%, 8/07/13 (c)	8,035	8,035,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank PLC SBPA), 0.08%, 8/07/13 (a)(b)(c)	1,200	1,200,000
Salt River Project Agricultural Improvement & Power District RB Series 2009A ROC-RR-II- R-12276 VRDN (Citibank N.A. SBPA), 0.07%, 8/07/13 (a)(b)(c)	5,000	5,000,000

		29,162,248
Arkansas — 0.1%
Little Rock GO (Capital Improvements Project) Series 2013 MB, 1.00%, 4/01/14	2,230	2,241,081
California — 12.4%
California Education Notes Program RB Series 2013A, 1.00%, 6/30/14	13,085	13,180,186
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.11%, 8/07/13 (a)(b)(c)	5,697	5,697,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.10%, 8/07/13 (c)	2,950	2,950,000

Municipal Bonds	Par (000)	Value
California (continued)
California School Cash Reserve Program Authority RB Series 2013AA, 2.00%, 10/01/13	$12,100	$12,135,470
California School Cash Reserve Program Authority RB Series 2013B, 2.00%, 6/02/14	5,300	5,379,419
California School Cash Reserve Program Authority RB Series 2013C, 2.00%, 4/01/14	5,550	5,616,291
California School Cash Reserve Program Authority RB Series 2013G, 2.00%, 5/01/14	1,950	1,976,048
California School Cash Reserve Program Authority RB Series 2013H, 2.00%, 6/02/14	1,195	1,212,907
California School Cash Reserve Program Authority RB Series 2013I, 2.00%, 6/02/14	850	862,665
California School Cash Reserve Program Authority RB Series 2013X, 2.00%, 10/01/13	1,000	1,002,762
California School Cash Reserve Program Authority RB Series 2013Y, 2.00%, 10/01/13	50,000	50,148,264
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.03%, 8/07/13 (c)	10,800	10,800,000
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/13 (a)(b)(c)	10,265	10,265,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.14%, 8/07/13 (a)(b)(c)	15,000	15,000,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.07%, 8/07/13 (a)(b)(c)	5,197	5,197,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.10%, 8/01/14 (a)(b)(c)	7,100	7,100,000
Los Angeles County Schools RB Series 2013C-6 TRAN, 2.00%, 12/31/13	1,400	1,410,160
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.03%, 8/07/13 (c)	11,000	11,000,000
Metropolitan Water District of Southern California RB Series 2009A-2 Mandatory Put Bonds, 0.06%, 3/24/14 (c)	20,000	20,000,000
Sacramento Unified School District GO Municipal Trust Receipts Floaters Series 2012-45C VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.06%, 8/07/13 (a)(b)(c)	10,000	10,000,000
San Francisco City & County Redevelopment Agency Special Tax RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 8/07/13 (c)	1,750	1,750,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 8/07/13 (a)(b)(c)	10,610	10,610,000

26	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 8/07/13 (a)(b)(c)	$10,780	$10,780,000

		214,073,172
Colorado — 1.3%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.08%, 8/07/13 (c)	8,890	8,890,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.08%, 8/07/13 (c)	5,455	5,455,000
Base Village Metropolitan District No. 2 GO Series 2008A VRDN (U.S. Bank N.A. LOC), 0.08%, 8/07/13 (c)	3,545	3,545,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.06%, 8/07/13 (c)	645	645,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.08%, 8/07/13 (c)	845	845,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 8/07/13 (c)	2,500	2,500,000

		21,880,000
Connecticut — 0.3%
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008K-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 8/07/13 (c)	4,500	4,500,000
Connecticut Health & Educational Facility Authority RB Municipal Trust Floaters Series 2007-1884 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.06%, 8/07/13 (a)(b)(c)	1,200	1,200,000

		5,700,000
Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (c)	1,725	1,725,000
District of Columbia — 2.9%
District of Columbia GO Series 2012 TRAN, 2.00%, 9/30/13	30,000	30,089,581
District of Columbia GO SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 8/07/13 (a)(b)(c)	16,513	16,513,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.06%, 8/07/13 (c)	1,600	1,600,000
District of Columbia Water & Sewer Authority RB Series 2003 MB, 5.00%, 10/01/13	1,600	1,612,740

		49,815,321
Florida — 6.0%
Broward County GO (Parks & Land Preservation Project) Series 2005 MB, 5.00%, 1/02/14	1,395	1,422,510
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.09%, 8/07/13 (a)(b)(c)	10,305	10,305,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.09%, 8/07/13 (a)(b)(c)	$4,830	$4,830,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 8/07/13 (a)(b)(c)	10,852	10,852,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 8/07/13 (a)(b)(c)	16,835	16,835,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.09%, 8/07/13 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2010C MB, 4.00%, 10/01/13	740	744,648
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.17%, 2/26/14 (c)	4,760	4,760,000
Orlando-Orange County Expressway Authority RB Eagle Trust Receipts Series 2007-0107A VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.07%, 8/07/13 (a)(b)(c)	6,700	6,700,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.12%, 8/07/13 (a)(b)(c)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.09%, 8/07/13 (a)(b)(c)	21,000	21,000,000
St. Johns County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 8/07/13 (a)(b)(c)	7,802	7,802,000

		103,146,158
Georgia — 0.7%
Bartow County School District GO Series 2010A MB, 4.00%, 10/01/13	5,275	5,308,053
Columbus Downtown Development Authority RB (Foundation Properties Corp. Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.11%, 8/07/13 (c)	1,895	1,895,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.06%, 8/07/13 (c)	2,900	2,900,000
Private Colleges & Universities Authority RB (Emory University Project) Series 2005A MB, 5.00%, 9/01/13	1,575	1,581,328

		11,684,381
Illinois — 6.4%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.16%, 8/07/13 (a)(b)(c)	5,400	5,400,000
Chicago Department of Water Management RB Series 1999-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.27%, 8/01/13 (c)	13,000	13,000,000
Illinois Educational Facilities Authority RB (University of Chicago Project) Series 2001B-3 Mandatory Put Bonds, 0.23%, 3/13/14 (c)	5,300	5,300,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 8/07/13 (c)	$24,863	$24,863,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 8/07/13 (c)	7,050	7,050,000
Illinois Finance Authority RB (Provena Health Project) Series 2009C VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 8/01/13 (c)	33,000	33,000,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America Liquidity Facility), 0.23%, 8/07/13 (a)(b)(c)	8,690	8,690,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 8/07/13 (a)(b)(c)	3,300	3,300,000
Springfield RB Series 2008 ROC-RR-II-R-11486PB VRDN (PB Capital Corp. SBPA), 0.08%, 8/07/13 (a)(b)(c)	10,055	10,055,000

		110,658,000
Indiana — 2.1%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 8/07/13 (c)	1,700	1,700,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/01/13 (c)	19,600	19,600,000
Indiana Finance Authority RB (Parkview Health System Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/07/13 (c)	1,950	1,950,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 8/07/13 (a)(b)(c)	10,000	10,000,000
Indiana University RB (Student Fee Project) Series 2003O MB, 5.25%, 8/01/13	2,025	2,025,000

		35,275,000
Iowa — 2.9%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.16%, 8/07/13 (c)	50,000	50,000,000
Kansas — 0.1%
Kansas Development Finance Authority RB Series 2013B MB, 3.00%, 5/01/14	1,795	1,832,286
Kentucky — 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.06%, 8/07/13 (c)	2,245	2,245,000
Louisiana — 5.0%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.16%, 8/07/13 (c)	4,935	4,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.15%, 8/07/13 (c)	7,500	7,500,000

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.04%, 8/01/13 (c)	$12,000	$12,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.04%, 8/01/13 (c)	5,250	5,250,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008 VRDN, 0.04%, 8/07/13 (c)	15,600	15,600,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008A VRDN, 0.07%, 8/01/13 (c)	40,700	40,700,000

		85,985,000
Maine — 0.1%
Yarmouth GO Series 2013 BAN, 1.00%, 10/15/13	2,245	2,248,465
Maryland — 2.6%
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (c)	3,305	3,305,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 8/07/13 (c)	1,675	1,675,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (c)	2,775	2,775,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (c)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (c)	9,000	9,000,000
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 8/07/13 (c)	2,615	2,615,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (c)	1,400	1,400,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 8/07/13 (c)	1,885	1,885,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (c)	4,195	4,195,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 8/07/13 (c)	9,425	9,425,000

		44,675,000
Massachusetts — 5.1%
Bourne Township GO (Municipal Purpose Loan Project) Series 2012 MB, 2.00%, 12/15/13	600	603,784
Cambridge GO (Municipal Purpose Loan Project) Series 2004 MB, 3.30%, 1/02/14	690	698,781
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.15%, 2/26/14 (c)	2,000	2,000,000

28	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Department of Transportation RB (Contract Assistance Project) Series 2010A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 8/07/13 (c)	$10,800	$10,800,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 8/07/13 (c)	29,000	29,000,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare Systems Project) Series 1997P-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 8/07/13 (c)	21,200	21,200,000
Massachusetts Health & Educational Facilities Authority RB (Tufts University Project) Series 2008N-1 VRDN (U.S. Bank N.A. SBPA), 0.05%, 8/01/13 (c)	20,000	20,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.15%, 2/26/14 (c)	2,615	2,615,000
Waltham GO (Municipal Purpose Loan Project) Series 2012 MB, 3.00%, 2/01/14	960	973,377

		87,890,942
Michigan — 1.4%
Brighton Township Sanitation Sewer Drainage District GO Series 2005 MB, 4.00%, 10/01/13	175	176,063
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.15%, 2/26/14 (c)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window, 0.15%, 2/26/14 (c)	4,520	4,520,000
Michigan State University RB Series 2003A VRDN (The Northern Trust Company SBPA), 0.05%, 8/07/13 (c)	2,600	2,600,000
Michigan Strategic Fund RB (Air Products & Chemicals, Inc. Project) Series 2007 VRDN, 0.07%, 8/01/13 (c)	1,100	1,100,000
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 8/07/13 (c)	4,585	4,585,000
University of Michigan RB Series 2012B VRDN (The Northern Trust Company SBPA), 0.03%, 8/01/13 (c)	6,350	6,350,000

		24,531,063
Mississippi — 2.4%
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007A VRDN (Chevron Corp. Guaranty), 0.05%, 8/01/13 (c)	20,000	20,000,000
Mississippi Business Finance Corp. RB (Chevron USA Project) Series 2011B VRDN (Chevron Corp. Guaranty), 0.05%, 8/01/13 (c)	4,840	4,840,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.04%, 8/01/13 (c)	5,320	5,320,000
Mississippi Business Finance Corporation RB (Chevron USA, Inc. Project) Series 2010K VRDN, 0.05%, 8/01/13 (c)	10,000	10,000,000

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Rankin County School District GO (Limited Tax Notes Project) Series 2013 MB, 2.25%, 8/01/14	$560	$570,724

		40,730,724
Missouri — 0.5%
Missouri Regional Convention & Sports Complex Authority RB (Convention & Sports Facilities Project) Series 2013A MB, 2.00%, 8/15/14	1,840	1,871,685
St. Louis General Fund GO Series 2013 TRAN, 2.00%, 5/30/14	6,900	7,003,290
University of Missouri RB (System Facilities Project) Series 2006A MB, 4.00%, 11/01/13	120	121,078

		8,996,053
Multi-State — 0.1%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.16%, 8/07/13 (a)(b)(c)	1,700	1,700,000
Nebraska — 0.1%
Omaha GO Series 2009 MB, 4.00%, 10/15/13	1,000	1,007,755
Nevada — 1.8%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	18,900	19,184,738
Las Vegas Valley Water District GO Series 2012 ROC-RR-II-R-14040PB VRDN (PB Capital Corp. SBPA), 0.08%, 8/07/13 (a)(b)(c)	12,390	12,390,000

		31,574,738
New Jersey — 0.6%
Gloucester County GO Series 2012A BAN, 1.00%, 9/25/13	2,600	2,602,931
Morris County GO Series 2012B MB, 1.00%, 12/15/13	700	701,947
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.04%, 8/07/13 (c)	2,715	2,715,000
New Jersey RB Municipal Trust Receipts Floaters Series 2013-837 VRDN (Bank of America N.A. SBPA), 0.10%, 8/07/13 (a)(b)(c)	4,100	4,100,000

		10,119,878
New York — 7.0%
New York City GO Series 2011D-3 VRDN (The Bank of New York Mellon Corp. LOC), 0.04%, 8/01/13 (c)	25,000	25,000,000
New York City GO Series 2012G-5 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 8/01/13 (c)	2,650	2,650,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 8/07/13 (c)	26,625	26,625,000
New York City Housing Development Corp. RB Series 2012K-2 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/07/13 (c)	8,400	8,400,000
New York City Housing Development RB Series 2013C Mandatory Put Bonds, 0.20%, 6/27/14 (c)	5,550	5,550,000
New York City Municipal Water Finance Authority RB Series 2011A-1 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.04%, 8/01/13 (c)	10,460	10,460,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.03%, 8/01/13 (c)	$22,100	$22,100,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Fiscal Resolution Project) Series 2007- 2008BB-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 8/07/13 (c)	7,000	7,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.04%, 8/01/13 (c)	5,825	5,825,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.09%, 8/07/13 (a)(b)(c)	7,500	7,500,000

		121,110,000
North Carolina — 6.8%
Buncombe County GO Series 2009A MB, 3.00%, 12/01/13	325	328,012
Charlotte COP (2003 Governmental Facilities Project) Series 2013G VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/13 (c)	14,600	14,600,000
Charlotte Series 2012 TECP, 0.20%, 9/17/13	2,240	2,240,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.06%, 8/07/13 (a)(b)(c)	7,105	7,105,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1165 VRDN (Bank of America N.A. SBPA), 0.09%, 8/07/13 (a)(b)(c)	3,320	3,320,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007A MB, 5.00%, 1/15/14	100	102,155
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/01/13 (c)	18,015	18,015,000
Greensboro Combined Water & Sewer System RB Series 2012A MB, 4.00%, 6/01/14	500	515,426
Greensboro GO (Public Improvements Project) Series 2008A MB, 5.00%, 2/01/14	270	276,376
Mecklenburg County COP Series 2013A MB, 0.13%, 2/01/14 (c)	3,000	3,000,000
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.16%, 2/26/14 (c)	8,435	8,435,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.06%, 8/07/13 (c)	2,775	2,775,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.05%, 8/07/13 (c)	700	700,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.04%, 8/07/13 (c)	1,015	1,015,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 1997 VRDN (TD Bank N.A. LOC), 0.04%, 8/07/13 (c)	320	320,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.04%, 8/07/13 (c)	2,480	2,480,000
North Carolina GO (Public Improvements Project) Series 2004A MB, 4.50%, 3/01/14	500	512,498

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.06%, 8/07/13 (c)	$2,855	$2,855,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.06%, 8/07/13 (c)	2,700	2,700,000
North Carolina RB (State Grant Antic Vehicle Project) Series 2009 MB, 5.00%, 3/01/14	885	909,249
Pitt County COP (School Facilities Project) Series 2004B MB, 5.00%, 4/01/14	765	789,237
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/13 (c)	9,900	9,900,000
Raleigh GO Series 2009D MB, 4.00%, 12/01/13	400	405,047
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/13 (c)	29,800	29,800,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.16%, 2/26/14 (c)	3,750	3,750,000

		116,848,000
Ohio — 1.4%
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.06%, 8/07/13 (c)	1,000	1,000,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.06%, 8/07/13 (c)	1,585	1,585,000
Cleveland Municipal School District GO Series 2004 MB (AGM Insurance), 5.00%, 6/01/14	3,625	3,769,989
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 8/07/13 (c)	2,700	2,700,000
Columbus GO Series 2006A MB, 5.00%, 12/15/13	335	340,959
Franklin County Hospital Facilities RB (Nationwide Children Hospital Project) RBC Municipal Products, Inc. Trust Series 2012A-0-46 VRDN (Royal Bank of Canada SBPA), 0.06%, 8/07/13 (a)(b)(c)	500	500,000
Lucas County GO (Various Purpose Improvements Project) Series 2013, 1.00%, 7/16/14	1,380	1,389,461
Montgomery County RB (Catholic Health Initiatives Project) Series 2008D-2 MB, 5.25%, 11/12/13	4,310	4,371,089
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 8/07/13 (c)	600	600,000
Ohio GO (Higher Education Project) Series 2006B MB, 5.00%, 11/01/13	450	455,391
Ohio GO Series 2008A MB, 4.00%, 9/01/13	400	401,273
Ohio GO Series 2009K MB, 5.00%, 8/01/13	500	500,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Project) Series 2013 MB, 0.09%, 1/02/14 (c)	2,000	2,000,000
Trumbull County Health Care Facilities RB (Sheperd Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 8/07/13 (c)	2,000	2,000,000

30	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Willoughby GO Series 2012 BAN, 1.00%, 8/09/13	$2,500	$2,500,390

		24,113,552
Oklahoma — 0.5%
Oklahoma Turnpike Authority RB Series 2011A MB, 5.00%, 1/02/14	560	571,073
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.06%, 8/07/13 (a)(b)(c)	8,092	8,092,000

		8,663,073
Pennsylvania — 2.1%
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.04%, 8/07/13 (c)	4,490	4,490,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (c)	10,450	10,450,000
Pennsylvania Turnpike Commission RB Series 2009 ROC-RR-II R-12259 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.05%, 8/01/13 (a)(b)(c)	6,100	6,100,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 8/07/13 (c)	9,800	9,800,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (c)	4,850	4,850,000

		35,690,000
South Carolina — 0.1%
Beaufort County School District GO (School Improvements Project) Series 2007C MB, 6.50%, 3/01/14	660	684,134
Lexington County GO Series 2010 MB, 4.00%, 2/01/14	1,000	1,018,875

		1,703,009
Tennessee — 2.1%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.06%, 8/07/13 (c)	1,500	1,500,000
Memphis Tennessee Regulatory Authority Series 2013A TECP (Mizuho Corporate Bank Credit Agreement), 0.12%, 9/05/13	15,000	15,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN 7 Month Window, 0.15%, 2/26/14 (c)	14,545	14,545,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.12%, 8/07/13 (c)	4,170	4,170,000
Oak Ridge GO Series 2013 MB, 2.00%, 6/01/14	700	709,541

		35,924,541

Municipal Bonds	Par (000)	Value
Texas — 11.1%
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 8/07/13 (a)(b)(c)	$3,500	$3,500,000
College Station GO Series 2012 MB, 3.00%, 2/15/14	1,205	1,223,005
Dallas GO (Equipment Acquisition Contractual Project) Series 2008 MB, 5.00%, 8/15/13	150	150,272
Gulf Coast IDRB (Exxon Mobil Project) Series 2012 VRDN, 0.03%, 8/01/13 (c)	8,200	8,200,000
Gulf Coast Waste Disposal Authority PCRB (Exxon Corp. Baytown Project) Series 1995 VRDN, 0.05%, 8/01/13 (c)	5,450	5,450,000
Harris County Health Facilities Development Corp. RB (Methodist Hospital System Project) Series 2008A-2 VRDN, 0.05%, 8/01/13 (c)	6,710	6,710,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank N.A. SBPA, Wells Fargo Bank N.A. SBPA), 0.07%, 8/07/13 (c)	7,590	7,590,000
Leander Independent School District GO (Refunding & School Building Project) Series 2008 MB (PSF-GTD Insurance), 5.00%, 8/15/13	550	551,005
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 8/07/13 (a)(b)(c)	9,040	9,040,000
Lower Neches Valley Authority RB (Chevron USA, Inc. Project) Series 1987 Mandatory Put Bonds, 0.20%, 8/15/13 (c)	15,700	15,700,000
North Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.07%, 8/07/13 (a)(b)(c)	9,045	9,045,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.07%, 8/07/13 (c)	14,300	14,300,000
Port of Port Arthur Navigation District PCRB (Motiva Enterprises Project) Series 2010 VRDN, 0.06%, 8/01/13 (c)	12,400	12,400,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN, 0.07%, 8/07/13 (c)	1,500	1,500,000
San Antonio Electric & Gas Series 2013A TECP (JPMorgan Chase Bank N.A. Guaranty), 0.18%, 9/06/13	20,000	20,000,000
San Antonio Water System RB Eagle Trust Receipts Series 2005A VRDN (Citibank N.A. SBPA), 0.06%, 8/07/13 (a)(b)(c)	10,550	10,550,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.06%, 8/07/13 (a)(b)(c)	5,795	5,795,000
Texas GO (Water Financial Assistance Project) Series 2005A MB, 5.00%, 8/01/13	125	125,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. SBPA), 0.06%, 8/07/13 (a)(b)(c)	5,700	5,700,000
Texas Industrial Development Corp. RB (NRG Energy, Inc. Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.12%, 8/07/13 (c)	2,600	2,600,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	31

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas RB PUTTERS Series 2012-4263 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/01/13 (a)(b)(c)	$50,000	$50,000,000

		190,129,282
Utah — 0.3%
Weber County Hospital RB (IHC Health Services, Inc. Project) Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.04%, 8/07/13 (c)	5,000	5,000,000
Virginia — 1.8%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.06%, 8/07/13 (c)	1,320	1,320,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.14%, 2/26/14 (c)	6,905	6,905,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 8/01/13 (c)	3,725	3,725,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 8/01/13 (c)	11,375	11,375,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2004A MB, 5.00%, 2/01/14	800	828,784
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 8/07/13 (a)(b)(c)	1,700	1,700,000
Virginia Commonwealth Transportation Board RB Municipal Trust Receipts Floaters Series 2012-44C VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 8/07/13 (a)(b)(c)	2,000	2,000,000
Virginia Public Building Authority RB Series 2004D MB, 5.00%, 8/01/13	500	500,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Public School Authority RB (School Financing 1997 Resolution Project) Series 2007B, 5.00%, 8/01/13	$3,000	$3,000,000

		31,353,784
Washington — 1.9%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.06%, 8/07/13 (a)(b)(c)	11,345	11,345,000
Everett Water & Sewer Revenue RB Series 2013 MB, 3.00%, 12/01/13	600	605,492
King County Sewer Capacity Series 2013A TECP (Bayerische Landesbank Girozentrale SBPA):
0.20%, 8/06/13	10,170	10,170,000
0.16%, 10/10/13	11,110	11,110,000

		33,230,492
Wisconsin — 4.7%
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.12%, 8/07/13 (c)	5,800	5,800,000
Wisconsin Petroleum Inspection Fee Series 2013 TECP, 0.16%, 12/04/13	13,500	13,500,000
Wisconsin Series 2008-08 TECP:
0.16%, 9/05/13	29,760	29,760,000
0.13%, 10/02/13	31,000	31,000,000

		80,060,000
Total Municipal Bonds — 99.5%		1,711,830,268

Closed-End Investment Companies (a)(c)
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 8/07/13	1,800	1,800,000
Total Investments (Cost $1,713,630,268*) — 99.6%		1,713,630,268
Other Assets Less Liabilities — 0.4%		6,950,450

Net Assets — 100.0%		$1,720,580,718

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

32	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (concluded)	MuniFund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,713,630,268	—	$1,713,630,268

[1]	See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $91,999 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	33

Schedule of Investments July 31, 2013 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 98.4%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.10%, 8/01/13 (a)	$12,400	$12,400,000
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 8/07/13 (a)(b)(c)	7,315	7,315,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.08%, 8/07/13 (a)(b)(c)	1,750	1,750,000
California Community College Financing Authority RB Series 2013B RAN, 2.00%, 6/30/14	3,600	3,656,282
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.10%, 8/07/13 (a)(b)(c)	17,030	17,030,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.10%, 8/07/13 (a)(b)(c)	4,000	4,000,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.05%, 8/07/13 (a)	6,300	6,300,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.14%, 2/26/14 (a)	3,000	3,000,000
California Health Facilities Financing Authority RB SPEARS (Dignity Health Project) Series 2012-DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 8/07/13 (a)(b)(c)	3,000	3,000,000
California Health Facility Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.10%, 9/03/13 (a)(b)(c)	7,600	7,600,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.02%, 8/01/13 (a)	1,150	1,150,000
California Municipal Finance Authority RB (Chevron USA, Inc. Recovery Zone Project) Series 2010 VRDN, 0.02%, 8/01/13 (a)	300	300,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.10%, 8/07/13 (a)	1,200	1,200,000
California Pollution Control Financing Authority PCRB (Air Product & Chemical Project) Series 1997B VRDN, 0.06%, 8/01/13 (a)	3,900	3,900,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996E VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 8/01/13 (a)	1,100	1,100,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996F VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 8/01/13 (a)	1,100	1,100,000
California School Cash Reserve Program Authority RB Series 2013A, 2.00%, 4/01/14	1,000	1,010,935
California School Cash Reserve Program Authority RB Series 2013AA, 2.00%, 10/01/13	3,700	3,710,845

Municipal Bonds	Par (000)	Value
California (continued)
California School Cash Reserve Program Authority RB Series 2013B, 2.00%, 6/02/14	$400	$405,486
California School Cash Reserve Program Authority RB Series 2013X, 2.00%, 10/01/13	100	100,276
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.06%, 8/07/13 (a)(b)	1,610	1,610,000
California Statewide Communities Development Authority COP (Covenant Retirement Communities Project) Series 1992 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 8/07/13 (a)	2,000	2,000,000
California Statewide Communities Development Authority RB (Los Angeles County Museum of Arts Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.03%, 8/07/13 (a)	8,100	8,100,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.03%, 8/07/13 (a)	3,300	3,300,000
California Statewide University Revenue Authority RB Series 2005C MB, 5.00%, 11/01/13	625	632,335
Contra Costa Water District Series 2012A TECP, 0.13%, 11/05/13	2,600	2,600,000
Corona-Norco Unified School District GO Series 2013 TRAN, 2.00%, 12/31/13	600	604,416
East Bay Municipal Utility District RB Series 2009A-1 Mandatory Put Bonds, 0.06%, 12/03/13 (a)	1,200	1,200,000
East Bay Municipal Utility District Water System RB Series 2008A-2 VRDN (US Bank N.A. SBPA), 0.04%, 8/07/13 (a)	5,100	5,100,000
East Bay Municipal Utility District Water System RB Series 2008A-3 VRDN (US Bank N.A. SBPA), 0.04%, 8/07/13 (a)	4,700	4,700,000
East Bay Municipal Utility District Water System Series 2013 TECP:
0.17%, 10/08/13	4,600	4,600,000
0.14%, 11/05/13	6,000	6,000,000
Eastern Municipal Water District RB Series 2012A Mandatory Put Bonds, 0.08%, 6/12/14 (a)	3,600	3,600,000
Eastern Municipal Water District RB Series 2013A Mandatory Put Bonds, 0.08%, 12/20/13 (a)	3,500	3,500,000
Elsinore Valley Municipal Water District COP Series 2011A VRDN (Union Bank N.A. LOC), 0.08%, 8/07/13 (a)	5,010	5,010,000
Long Beach Unified School District GO (Election 2008 Project) Series 2013C MB, 1.00%, 8/01/13	800	800,000
Los Angeles County Housing Authority RB (Malibu Meadows II Project) Series 1998 VRDN (Fannie Mae SBPA, Fannie Mae Liquidity Agreement), 0.03%, 8/07/13 (a)	3,300	3,300,000
Los Angeles County Schools Pooled Financing Program RB Series 2013A-3 TRAN, 2.00%, 2/01/14	700	706,217
Los Angeles County Schools Pooled Financing Program RB Series 2013A-4 TRAN, 2.00%, 2/28/14	500	505,021
Los Angeles County Schools Pooled Financing Program RB Series 2013C-3, 2.00%, 12/31/13	500	503,544

34	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles County Schools Pooled Financing Program RB Series 2013C-5, 2.00%, 11/29/13	$600	$603,474
Los Angeles County Schools RB Series 2012B-3 TRAN, 2.00%, 11/29/13	1,200	1,206,361
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.03%, 8/07/13 (a)	3,800	3,800,000
Los Angeles Water & Power RB Series 2002A-4 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 8/07/13 (a)	4,500	4,500,000
Metropolitan Water District of Southern California RB (Unrefunded Balance Authority Project) Series 2003B-1 MB, 5.00%, 10/01/13	1,000	1,008,030
Metropolitan Water District of Southern California RB Series 2004A-2 VRDN (U.S. Bank N.A. SBPA), 0.05%, 8/07/13 (a)	1,600	1,600,000
Metropolitan Water District of Southern California RB Series 2009A-2 Mandatory Put Bonds, 0.06%, 3/24/14 (a)	3,000	3,000,000
Moreno Valley Unified School District GO Series 2013 TRAN, 2.00%, 10/01/13	1,225	1,228,412
Orange County Sanitation District COP Municipal Trust Receipts Floaters Series 2008-2928 VRDN (Credit Suisse A.G. SBPA), 0.06%, 8/07/13 (a)(b)(c)	9,100	9,100,000
Oxnard School District GO Series 2013 TRAN, 1.00%, 10/31/13	800	801,448
Panama-Buena Vista Union School District GO Series 2013 TRAN, 1.00%, 10/01/13	1,500	1,501,862
Rancho Santiago Community College District GO (Election of 2002 Project) Series 2003A MB, 5.00%, 9/01/13	500	502,003
Riverside County Transportation Commission RB Series 2013A ROC-RR-II-R-14064 VRDN (Citibank N.A. SBPA), 0.07%, 8/07/13 (a)(b)(c)	500	500,000
Sacramento County Sanitation District Financing Authority RB Series 2008D VRDN (Morgan Stanley Bank LOC), 0.07%, 8/01/13 (a)	2,000	2,000,000
Sacramento Municipal Utility District RB SPEARS Series 2013A-DBE-1186 VRDN (Deutsche Bank A.G. SBPA), 0.11%, 8/07/13 (a)(b)(c)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
California (concluded)
Sacramento Unified School District GO Series 2013 TRAN, 1.00%, 9/26/13	$6,000	$6,005,986
San Diego County & School District RB Series 2013B-2 TRAN, 2.00%, 4/30/14	1,400	1,418,537
San Diego Public Facilities Financing Authority RB Series 2009B MB, 5.00%, 5/15/14	700	725,653
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 8/07/13 (a)(b)(c)	545	545,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 8/07/13 (a)(b)(c)	550	550,000
Santa Clara Unified School District GO Series 2013 TRAN, 1.50%, 6/30/14	3,100	3,136,669
Santa Clara Valley Water District COP Series 2012A MB, 4.00%, 2/01/14	400	407,510
Sierra Joint Community College District GO Series 2012 TRAN, 1.00%, 9/24/13	1,800	1,801,562
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (US Bank N.A. LOC), 0.04%, 8/07/13 (a)	2,000	2,000,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 8/07/13 (a)	2,300	2,300,000
West Basin Municipal Water District COP Series 2003A MB, 5.00%, 8/01/13	1,000	1,000,000
William S. Hart Union High School District GO (2008 Election Project) Series 2013C MB, 2.00%, 8/01/14	100	101,747
Total Investments (Cost $190,744,611*) — 98.4%		190,744,611
Other Assets Less Liabilities — 1.6%		3,059,559

Net Assets — 100.0%		$193,804,170

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	35

Schedule of Investments (concluded)	California Money Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$190,744,611	—	$190,744,611

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $62,830 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

36	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 95.1%
Albany County GO Series 2010 MB, 4.00%, 11/15/13	$100	$101,051
Arlington Central School District GO Series 2012 BAN, 1.00%, 11/15/13	305	305,528
Beekmantown Central School District GO Series 2013 BAN, 1.00%, 5/01/14	460	462,055
Carmel GO Series 2012A BAN, 0.75%, 10/11/13	700	700,528
Clarkstown GO Series 2010 MB, 4.00%, 5/15/14	100	102,829
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.05%, 8/07/13 (a)	5,800	5,800,000
Dutchess County GO (Highway Improvements Project) Series 2010 MB, 3.00%, 12/01/13	160	161,437
East Syracuse-Minoa Central School District GO Series 2011 MB, 4.00%, 12/15/13	100	101,365
Elwood Union Free School District GO Series 2012 MB, 2.00%, 12/01/13	100	100,549
Erie County Fiscal Stability Authority RB (Sales & State Aid Project) Series 2011B MB, 3.00%, 12/01/13	100	100,892
Hyde Park Central School District GO Series 2013 BAN, 0.75%, 6/26/14	1,480	1,485,576
Islip GO (Public Improvement Project) Series 2009A MB, 5.00%, 1/15/14	150	153,163
La Grange GO Series 2013B BAN, 1.00%, 3/28/14	1,080	1,083,621
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank SBPA), 0.09%, 8/07/13 (a)(b)(c)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.05%, 8/01/13 (a)	2,800	2,800,000
Met Transportation Authority RB SPEARS (Transportation Project) Series 2013DBE-1177 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 8/07/13 (a)(b)(c)	1,250	1,250,000
Metropolitan Transportation Authority RB Series 2002B-1 VRDN (State Street Bank & Trust Co. LOC), 0.04%, 8/07/13 (a)	6,100	6,100,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.05%, 8/07/13 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 8/07/13 (a)	95	95,000
Middletown City School District GO Series 2012 BAN, 1.00%, 9/26/13	2,900	2,902,967
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 8/07/13 (a)	2,210	2,210,000
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.08%, 8/07/13 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.08%, 8/07/13 (a)	2,875	2,875,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.08%, 8/07/13 (a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 8/07/13 (a)	6,000	6,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City GO Series 2006I-4 VRDN (CalPERS LOC), 0.05%, 8/01/13 (a)	$2,150	$2,150,000
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC), 0.04%, 8/01/13 (a)	900	900,000
New York City GO Series 2012A-3 VRDN (Mizuho Corporate Bank Ltd. LOC), 0.03%, 8/01/13 (a)	3,900	3,900,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.04%, 8/01/13 (a)	7,900	7,900,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 8/01/13 (a)	200	200,000
New York City Housing Development Corp. RB Series 2012K-2 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/07/13 (a)	6,365	6,365,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2010DD-2 VRDN (The Bank of New York Mellon Corp. SBPA), 0.03%, 8/01/13 (a)	4,300	4,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. SBPA), 0.10%, 8/07/13 (a)(b)(c)	1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured RB Series 2002C-5 VRDN (Bank of America N.A. SBPA), 0.06%, 8/01/13 (a)	3,110	3,110,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (The Bank of New York Mellon Corp. SBPA), 0.04%, 8/07/13 (a)	700	700,000
New York City Trust for Cultural Resources RB (Lincoln Center Project) Series 2008A-2 VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 8/01/13 (a)	1,500	1,500,000
New York City Water & Sewer System RB Series 2009FF-1 MB, 3.00%, 6/15/14	100	102,277
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/07/13 (a)	300	300,000
New York Dormitory Authority RB (General Purpose Project) Series 2011C MB, 4.00%, 3/15/14	100	102,299
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.05%, 8/07/13 (a)	3,500	3,500,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.07%, 8/07/13 (a)(b)(c)	7,000	7,000,000
New York Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.07%, 8/07/13 (a)(b)(c)	1,100	1,100,000
New York GO Municipal Trust Receipts Floaters Series 2013-3320 VRDN (Credit Suisse A.G. SBPA), 0.06%, 8/07/13 (a)(b)(c)	2,000	2,000,000
New York GO Series 2009A MB, 5.00%, 2/15/14	125	128,128
New York Housing Finance Agency RB (160 West 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 8/07/13 (a)	3,000	3,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	37

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Housing Finance Agency RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 8/07/13 (a)	$300	$300,000
New York Housing Finance Agency RB (West 29th Street Housing Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/07/13 (a)	1,100	1,100,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.09%, 8/07/13 (a)	2,000	2,000,000
New York State Dormitory Authority RB (Cornell University Project) Series 2010B MB, 5.00%, 7/01/14	100	104,219
New York State Dormitory Authority RB (Memorial Sloan Kettering Project) Series 2008A-2 MB, 5.00%, 7/01/14	100	104,217
New York State Dormitory Authority RB (NYU Project) Series 2012A MB, 2.50%, 7/01/14	100	101,935
New York State Dormitory Authority RB (State University Educational Facilities Project) Series 2005A MB, 4.00%, 5/15/14	350	359,780
New York State Dormitory Authority RB Series 2010A MB, 4.00%, 2/15/14	130	132,577
New York State Housing Finance Agency RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 8/07/13 (a)	2,000	2,000,000
New York State Thruway Authority RB (Bridge Service Contract Project) Series 2008 MB, 5.00%, 4/01/14	100	103,096
New York State Thruway Authority RB (Highway Improvements Project) Series 2010A MB, 4.00%, 4/01/14	135	138,312
New York State Thruway Authority RB (Local Highway & Bridge Project) Series 2009 MB:
3.00%, 4/01/14	100	101,761
5.00%, 4/01/14	275	283,537
New York State Thruway Authority RB (Local Highway & Bridge Project) Series 2012A MB, 4.00%, 4/01/14	100	102,409
New York State Thruway Authority RB (Transportation Project) Series 2009A MB, 3.50%, 3/15/14	100	101,968
New York State Thruway Authority RB PUTTERS Series 2005G-3507 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.19%, 8/07/13 (a)(b)(c)	600	600,000
New York State Thruway Authority RB Series 2008B MB, 5.00%, 4/01/14	100	103,103
New York State Thruway Authority RB Series 2012A MB, 5.00%, 4/01/14	170	175,233
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2003A-1 MB, 4.00%, 12/15/13	100	101,373
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2008A-1 MB, 5.00%, 12/15/13	100	101,740
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009A-1 MB, 3.00%, 12/15/13	100	101,002
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009B-1 MB, 3.50%, 3/15/14	100	101,948

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2011A MB, 5.00%, 3/15/14	$100	$102,899
Orchard Park Central School District GO Series 2012A BAN, 1.00%, 12/13/13	1,700	1,704,163
Pleasantville Union Free School District GO Series 2011 MB, 3.00%, 11/01/13	65	65,425
Putnam County GO Series 2012 TAN, 1.00%, 10/25/13	750	751,186
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/13 (a)	1,200	1,200,000
Rye Neck Unified Free School District GO Series 2013 BAN, 1.00%, 5/15/14	710	713,500
South Colonie Central School District GO Series 2013 BAN, 1.00%, 7/18/14	755	759,334
Sweet Home Central School District of Amherst GO Series 2013 TAN, 0.75%, 11/14/13	1,000	1,000,964
Tomkins County GO Series 2013 BAN, 1.00%, 7/15/14	1,000	1,006,264
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.09%, 8/07/13 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Series 2003B-2 VRDN (CalSTRS LOC), 0.04%, 8/07/13 (a)	10,000	10,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2A VRDN (CalSTRS LOC), 0.05%, 8/01/13 (a)	900	900,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2B VRDN (CalSTRS LOC), 0.05%, 8/01/13 (a)	2,300	2,300,000
Triborough Bridge & Tunnel Authority RB Series 2008B1 MB, 5.00%, 11/15/13	340	344,608
Triborough Bridge & Tunnel Authority RB Series 2011A MB, 4.00%, 1/02/14	85	86,302
Triborough Bridge & Tunnel Authority RB Series 2013 MB, 5.13%, 11/15/13	100	101,385
Valley Central School District of Montgomery GO Series 2013 BAN, 1.00%, 2/20/14	1,250	1,254,566
Webster Township GO Series 2012 BAN, 0.75%, 10/02/13	700	700,366
Yonkers IDA RB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 8/07/13 (a)	6,050	6,050,000
Total Municipal Bonds — 95.1%		132,378,437

Closed-End Investment Companies (a)(b)
New York — 4.8%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 8/07/13	6,700	6,700,000
Total Investments (Cost $139,078,437*) — 99.9%		139,078,437
Other Assets Less Liabilities — 0.1%		142,200

Net Assets — 100.0%		$139,220,637

38	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013

Schedule of Investments (concluded)	New York Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$139,078,437	—	$139,078,437

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $37,137 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2013	39

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: September 24, 2013